                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number   811-8370

                                 McMorgan Funds
               (Exact name of Registrant as specified in charter)

                           One Bush Street, Suite 800
                             San Francisco, CA 94104
               (Address of principal executive offices) (Zip code)

                              Deane A. Nelson, CFA
                                 Vice President
                             McMorgan & Company LLC
                           One Bush Street, Suite 800
                             San Francisco, CA 94104
                     (Name and address of agent for service)

Copies to:
Bibb L. Strench, Esq.                                 Michael Hession, Esq.
Stradley, Ronon, Stevens & Young LLP                  New York Life Investment
1220 19th Street, NW  Suite 600                       Management LLC
Washington, DC  20036                                 169 Lackawanna Avenue
                                                      Parsippany, NJ 07054


Registrant's telephone number, including area code: (800) 788-9485

Date of fiscal year end: 6/30/03

Date of reporting period: 07/01/02-06/30/03

                                   FORM N-CSR


Item 1.  Reports to Stockholders.


McMorgan [LOGO]
Funds







Annual Report

[GRAPHIC OMITTED]




June 30, 2003

------------------------------

Principal Preservation Fund

Intermediate Fixed Income Fund

Fixed Income Fund

Balanced Fund

Equity Investment Fund


The McMorgan Funds are offered by NYLIFE Distributors Inc.,
169 Lackawanna Avenue, Parsippany, NJ 07054.

Dear Shareholder:

Asset diversification is an important component of any investment strategy. A portfolio holding a large number of securities may fit a loose definition of "diversified", but a well-diversified portfolio takes the definition one step further by holding a mix of securities that have varying attributes to help spread risk.

Although all mutual funds are diversified, it does not necessarily mean they are well-diversified. For instance, a fixed income mutual fund may be diversified within the corporate sector, holding the bonds of several companies. But, if economic conditions lead to a widespread fall in corporate credit quality, the fund may suffer by not being exposed to other sectors of the market like government bonds and mortgage-backed securities.

In another example, a fixed income fund may be diversified across sectors, but may not be well-diversified in terms of maturity or quality within each sector, leaving the fund more exposed to interest rate or credit risk.

McMorgan Funds are designed to control exposure to risk by owning securities in several different areas and carefully diversifying within each area. Our fixed income holdings in our Balanced, Fixed Income, and Intermediate Fixed Income Funds are well-diversified across sectors of the market, and within each sector. We never place too much emphasis on any one holding or sector, carefully monitoring the risk of each issue and the portfolio as a whole.

The results of this practice have been encouraging, as you will see in the following pages. In this and coming years, McMorgan Funds will continue to employ a consistent, well-diversified, and disciplined investment program that works.

Thank you for your confidence in McMorgan Funds.

/s/ Terry A. O'Toole

Terry A. O'Toole
Chairman of the Board

                                                                          Review



The S&P 500 responded positively to the end of the war with Iraq. Lower interest rates and additional tax cuts helped fuel the rally starting in the first quarter 2003, moving higher throughout most of the second quarter. For the one-year period ending June 30, 2003, the S&P 500 was up 0.25% compared to -3.99% return for the McMorgan Equity Investment Fund (Class McMorgan).

Key changes to the equity portion of the McMorgan Balanced and the Equity Investment Funds took place in the first quarter of the year. Many lower quality companies with inconsistent (or no) earnings growth were trimmed or eliminated, while high quality companies with consistent earnings were emphasized. The overall number of companies in the portfolio was reduced from about 100 to around 80. Sector weights in Consumer Staples and Consumer Discretionary were increased, while sector weights in Information Technology and Financials were decreased.

The fixed income market garnered positive returns in the past year due to a weak economy and equity market, and the continued easing of short-term interest rates. The Lehman Gov't/Credit composite returned 13.15% and the McMorgan Intermediate Fixed Income and Fixed Income Funds (Class McMorgan) returned 9.79% and 13.06% respectively. After reaching 40-year lows in May, interest rates have moved somewhat higher. Yields in the fixed income market remain low by historical standards, but are reasonable given the slower than normal GDP growth. The U.S. Treasury yield curve remains very steep, with short rates much lower than longer rates. The Fixed Income portfolios' commitment to corporate bonds was increased later in the year as investors anticipated a general improvement in corporate financial health.

A portion of government bond positions continue to be invested in Treasury Inflation Protected Securities (TIPS). These investments receive incremental principal amounts based on the rate of inflation. They contributed to both the absolute and relative performance over the last 12 months.

The McMorgan Balanced Fund (Class McMorgan), which held approximately 60% stocks and 40% bonds for the year, returned 3.16% over the past twelve months.

The low level of short term rates continues to significantly affect the McMorgan Principal Preservation Fund. During the last 12 months, the 7-day current yield dropped from 1.59% to 0.99%. This historically low yield will impact those relying on short term investments to provide income.

----------
Past performance is not a guarantee of future results. Shares, when redeemed, may be more or less than their original cost.

S&P 500 is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use. Standard & Poor's does not sponsor, endorse, sell or promote the Funds or represent the advisability of investing in the Funds. The S&P 500 is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. Results assume the reinvestment of all income and capital gain distributions. An investment cannot be made directly into an index.

The Lehman Brothers Gov't/Credit and Intermediate Gov't/Credit indices include issues of the U.S. Government and agencies thereof, as well as fixed rate debt issues that are rated investment grade by Moody's, S&P, or Fitch, in that order, with at least one year to maturity.

                                                                         Outlook

The performance of capital markets in the first half of 2003 is encouraging, as investors gain confidence in our economy and respond to the Fed's aggressive moves to maintain low interest rates. We expect the investment environment in the second half of 2003 to remain positive, with a renewed emphasis on quality as investors realize growth will resume, but at a slower pace than expected when we began the year.

Inflation is clearly not a problem. If anything, the concern has been that prices will continue to fall and demand will remain weak. We need a pick up in corporate spending, following an improvement in demand for consumer products and services. The recent tax package, coupled with lower interest rates should get things going in time. We find many reasons to be optimistic, including some signs of improvement in corporate profits. We believe real GDP will grow at around 2.5%--below consensus expectations but above recessionary levels.

The characteristics of the equity portion of the McMorgan Balanced and Equity Investment Funds remain close to those of the S&P 500. The funds continue to emphasize capitalization and quality. At the end of the second quarter, the weighted average capitalization for the equity portfolios was 20% higher than the S&P 500. The funds have an average quality rating of A-. Slightly above market exposure is being maintained in health care and consumer staples companies.

Going forward, we feel earnings growth will be moderate, but below current expectations, which supports an emphasis on quality and valuation. The return gap between the high and low quality stocks should narrow, in favor of the quality companies.

Low interest rates continue to make stocks attractive relative to the alternatives. A weaker dollar boosts earnings for multinational companies and encourages foreigners to invest in our markets. The overall market does not look expensive, especially with lower dividend and capital gains taxes as an incentive for investment. Sentiment has improved and stock market participants see the cup as "half full". We expect this positive outlook to continue, but investors will be more selective. Going forward, valuations, earnings, dividends and cash flows will matter.

The key to effective portfolio management is to emphasize both return potential and risk control. McMorgan Funds practice risk control by strictly adhering to the principles of diversification and the continuous review of portfolio characteristics versus predetermined measures and benchmark levels. Our risk control measures limit exposure to uncompensated risks.

                                                     Principal Preservation Fund
                                                                   June 30, 2003

The Principal Preservation Fund emphasizes high quality, liquid securities. The Fund seeks to realize maximum current income, consistent with preservation of capital. U.S. Government issues represent 51% of the portfolio. The 7-day current yield and 30-day SEC yield as of June 30, 2003 were 0.99% and 1.00% respectively.

      Diversification             Credit Quality                Maturity

Repurchase Agreement   4%        A-2/P-2        4%         1-15 days      18%
Government            51%        Government    51%         16-30 days     13%
Commercial Paper      39%        A-1/P-1       45%         31-90 days     42%
Bonds                  6%                                  91+ days       27%

Average Annual Return (%)

                                        7-Day Current     One      Three    Five       Since
                                            Yield         Year     Years    Years    Inception*
                                            -----         ----     -----    -----    ----------
McMorgan Principal Preservation Fund        0.99          1.30      3.18    3.99        4.58

--------------------------------------------------------------------------------
                          Principal Preservation Fund
             7-Day Current Yield (%) June 30, 2002 - June 30, 2003

                              6/30/02     1.59
                              9/30/02     1.53
                              12/31/02    1.35
                              3/31/03     1.06
                              6/30/03     0.99
--------------------------------------------------------------------------------

Past performance is no guarantee of future results. Yields will fluctuate. The 7-Day current yield more closely reflects the current earnings of the Fund than the total return. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

* The Fund's inception date was July 13, 1994.

                                                  Intermediate Fixed Income Fund
                                                                   June 30, 2003

This Fund emphasizes high quality and diversification. Government bonds and Aaa-rated bonds represent 61% of the Fund. Mortgage securities, backed by U.S. Government Agencies, provide yield advantages compared to U.S. Government bonds with equivalent maturities. The Fund's weighted average maturity of 5.17 years seeks to limit sensitivity to interest rate changes.

                                                           NASDAQ Symbol:  MCMNX

  Diversification               Bond Quality                     Maturity

Cash             4%          Aa              10%            Short-term      19%
Corporate       42%          A               22%            1-5 years       42%
Government      35%          Aaa             25%            5-10 years      32%
Mortgage        19%          Government      35%            10+ Years        7%
                             Baa              8%


Average Annual Returns* (%)

                                                                One         Three        Five         Since
                                                                Year        Years        Years      Inception**
                                                                ----        -----        -----      -----------
McMorgan Intermediate Fixed Income Fund (Class McMorgan)        9.79         9.03        6.73          7.05
McMorgan Intermediate Fixed Income Fund (Class Z)***            9.53          N/A         N/A          7.00
Lehman Brothers Intermediate Gov't/Credit Index                10.84        10.01        7.65          7.65

--------------------------------------------------------------------------------
                         Intermediate Fixed Income Fund

                                 McMorgan
                               Intermediate          Lehman
                               Fixed Income       Intermediate
                                   Fund            Govt/Credit
                              (Class McMorgan)        Index
                              ----------------        -----
                 7/14/94          $10,000            $10,000
                 6/30/95          $10,918            $10,960
                 6/30/96          $11,420            $11,507
                 6/30/97          $12,236            $12,337
                 6/30/98          $13,300            $13,390
                 6/30/99          $13,734            $13,950
                 6/30/00          $14,214            $14,536
                 6/30/01          $15,831            $16,142
                 6/30/02          $16,780            $17,461
                 6/30/03          $18,421            $19,349

                  [PLOT POINTS DO NOT MATCH: CLIENT TO CHECK]

--------------------------------------------------------------------------------
This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains. Past performance is no guarantee of future results. Due to market volatility, current performance may be less than shown. Investment return and principal value will fluctuate so that upon redemption shares may be more or less than their original cost. Ratings such as "Aaa" refer to individual bonds and not to the Fund.

  *Before taxes on distributions or redemption of Fund shares.
 **The Fund's inception date for Class McMorgan shares was July 14, 1994. ***The Fund's inception date for Class Z shares was September 4, 2001.

                                                               Fixed Income Fund
                                                                   June 30, 2003

The Fixed Income Fund is structured similarly to the Intermediate Fixed Income Fund. It invests primarily in investment grade and U.S. Government bonds and has a weighted average maturity of 8.18 years, 3.01 years longer than the Intermediate Fixed Income Fund.

                                                            NASDAQ Symbol: MCMFX

 Diversification                 Bond Quality                  Maturity

Cash             3%          Aa              13%          1-5 years       36%
Corporate       47%          A               23%          5-10 years      48%
Government      25%          Government      25%          10+ years       16%
Mortgage        25%          Aaa             30%
                             Baa              9%

Average Annual Returns* (%)

                                               One         Three        Five        Since
                                               Year        Years        Years     Inception**
                                               ----        -----        -----     -----------
McMorgan Fixed Income Fund (Class McMorgan)    13.06       10.39         7.34        7.88
McMorgan Fixed Income Fund (Class Z)***        12.80         N/A          N/A        8.40
Lehman Brothers Government/Credit Index        13.15       10.82         7.84        8.31

--------------------------------------------------------------------------------
                               Fixed Income Fund

                                 McMorgan
                                  Fixed          Lehman Brothers
                                Income Fund        Govt/Credit
                              (Class McMorgan)         Index
                              ----------------         -----
                  7/14/94         $10,000             $10,000
                  6/30/95         $11,155             $11,158
                  6/30/96         $11,618             $11,717
                  6/30/97         $12,516             $12,673
                  6/30/98         $13,857             $14,009
                  6/30/99         $14,179             $14,448
                  6/30/00         $14,680             $15,107
                  6/30/01         $16,349             $16,803
                  6/30/02         $17,465             $18,254
                  6/30/03         $19,745             $20,152

                  [PLOT POINTS DO NOT MATCH: CLIENT TO CHECK]

--------------------------------------------------------------------------------
This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains. Past performance is no guarantee of future results. Due to market volatility, current performance may be less than shown. Investment return and principal value will fluctuate so that upon redemption shares may be more or less than their original cost. Ratings such as "Aaa" refer to individual bonds and not to the Fund.

  *Before taxes on distributions or redemption of Fund shares.
 **The Fund's inception date for Class McMorgan shares was July 14, 1994. ***The Fund's inception date for Class Z shares was February 1, 2001.

                                                                   Balanced Fund
                                                                   June 30, 2003

The Balanced Fund invests in common stocks and bonds. Common stocks represent about 62% of the Fund, bonds about 36%, and cash about 2%. The common stock portion is well diversified among 82 companies that represent all economic sectors. The Fund's bond portion is 52% U.S. Government and Aaa-rated securities with a weighted average maturity of 8.19 years.

                                                           NASDAQ Symbol:  MCMBX

Asset Allocation                         Ten Largest
                                         Equity Holdings     (% equity assets)
Cash             2%
Bonds           36%                      Citigroup, Inc.           4.3
Stocks          62%                      Pfizer, Inc.              4.3
                                         Microsoft Corp.           4.1
                                         General Electric Co.      3.2
                                         ExxonMobil Corp.          3.0
Fixed Income Quality                     PepsiCo, Inc.             2.5
                                         Johnson & Johnson         2.5
Aa              13%                      Procter & Gamble Co.      2.4
Gov't           21%                      Bank of America Corp.     2.3
A               25%                      Wal-Mart Stores, Inc.     2.2
Aaa             31%                                               ----
Baa             10%                                               30.8

Average Annual Returns* (%)

                                               One          Three        Five         Since
                                               Year         Years        Years      Inception**
                                               ----         -----        -----      -----------
McMorgan Balanced Fund
  (Class McMorgan)                              3.16        -3.25         1.37         9.25
McMorgan Balanced Fund (Class Z)***             2.90          N/A          N/A        -4.93
Lehman Brothers Gov't/Credit Index             13.15        10.82         7.84         8.31
Standard & Poor's 500 Index                     0.25       -11.20        -1.61        10.83

--------------------------------------------------------------------------------
                                 Balanced Fund

                           McMorgan         Lehman
                           Balanced         Brothers
                             Fund         Govt/Credit      S&P 500
                        (Class McMorgan)     Index          Index
                        ----------------     -----          -----
            7/14/94         $10,000         $10,000         $10,000
            6/30/95         $11,731         $11,158         $12,607
            6/30/96         $13,709         $11,717         $15,892
            6/30/97         $16,951         $12,673         $21,404
            6/30/98         $20,637         $14,009         $27,866
            6/30/99         $23,649         $14,448         $34,198
            6/30/00         $24,396         $15,107         $36,700
            6/30/01         $23,700         $16,803         $31,248
            6/30/02         $21,414         $18,254         $25,628
            6/30/03         $22,092         $20,192         $25,696

                  [PLOT POINTS DO NOT MATCH: CLIENT TO CHECK]

--------------------------------------------------------------------------------
This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains. Past performance is no guarantee of future results. Due to market volatility, current performance may be less than shown. Investment return and principal value will fluctuate so that upon redemption shares may be more or less than their original cost. Ratings such as "Aaa" refer to individual bonds and not to the Fund.

  *Before taxes on distributions or redemption of Fund shares.
 **The Fund's inception date for Class McMorgan shares was July 14, 1994. ***The Fund's inception date for Class Z shares was January 25, 2001.

                                                          Equity Investment Fund
                                                                   June 30, 2003

The Equity Investment Fund invests in common stocks of large, high quality companies. It is diversified among 82 companies across all economic sectors. Individual companies are carefully selected and attractive economic sectors are strategically overweighted compared to the Standard & Poor's 500 Stock Index.

                                                           NASDAQ Symbol:  MCMEX

Ten Largest Holdings (%)                                       Sector Weightings (%)

Pfizer, Inc.         4.5   PepsiCo, Inc.            2.5        Financials                  18.3
Citigroup, Inc.      4.1   Johnson & Johnson        2.2        Health Care                 17.2
Microsoft Corp.      4.1   Bank of America Corp.    2.2        Information Technology      15.5
General Electric Co. 3.3   Procter & Gamble Co.     2.2        Consumer Staples            14.2
ExxonMobil Corp.     3.1   Wal-Mart Stores, Inc.    2.2        Industrials                 10.5
                                                   ----        Consumer Discretionary       8.6
                                                   30.4        Energy                       6.9
                                                               Telecommunication Services   3.7
Portfolio Characteristics                                      Materials                    2.9
                                                               Utilities                    2.2
Price/Earnings Ratio (Trailing)     22.83                                                 -----
Historical Beta                      0.89                                                 100.0
Weighted Market Cap.           $105.1 bil

Average Annual Returns* (%)

                                                        One          Three         Five        Since
                                                        Year         Years         Years      Inception**
                                                        ----         -----         -----      -----------
McMorgan Equity Investment Fund (Class McMorgan)        -3.99        -12.51        -3.66         9.37
McMorgan Equity Investment Fund (Class Z)***            -4.23           N/A          N/A       -14.92
Standard & Poor's 500 Index                              0.25        -11.20        -1.61        10.83

--------------------------------------------------------------------------------
                             Equity Investment Fund

                                    McMorgan
                                     Equity
                                   Investment            S&P 500
                              Fund (Class McMorgan)        Index
                              ---------------------        -----


                              [PLOT POINTS TO COME]


--------------------------------------------------------------------------------
This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains. Past performance is no guarantee of future results. Due to market volatility, current performance may be less than shown. Investment return and principal value will fluctuate so that upon redemption shares may be more or less than their original cost.

  *Before taxes on distributions or redemption of Fund shares.
 **The Fund's inception date for Class McMorgan shares was July 14, 1994. ***The Fund's inception date for Class Z shares was February 1, 2001.

                                                                 McMorgan Funds

Principal Preservation Fund
Portfolio of Investments
June 30, 2003

FIXED INCOME SECURITIES 100.0%
U.S. GOVERNMENT AGENCY NOTES 51.0%

                                                        Principal     Amortized
                                                          Amount         Cost
                                                        ------------------------
FEDERAL HOME LOAN BANK - 4.1%
 1.09%, due 11/14/03 ...............................    $2,500,000   $ 2,489,800
 1.42%, due 4/21/04 ................................     2,000,000     2,000,000
 3.38%, due 6/15/04 ................................     2,000,000     2,041,520
                                                                     -----------
                                                                       6,531,320
                                                                     -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION
 (DISCOUNT NOTES) - 23.6%
 1.03%, due 11/12/03 ...............................     4,000,000     3,984,664
 1.12%, due 9/12/03 ................................     3,500,000     3,492,087
 1.14%, due 9/12/03 - 12/4/03 ......................     9,000,000     8,968,906
 1.25%, due 10/22/03 ...............................     3,279,000     3,266,289
 1.28%, due 9/10/03 ................................     3,625,000     3,615,920
 1.31%, due 7/18/03 - 10/9/03 ......................     7,000,000     6,983,714
 1.44%, due 7/17/03 ................................     4,000,000     3,997,458
 1.69%, due 7/18/03 ................................     3,500,000     3,497,240
                                                                     -----------
                                                                      37,806,278
                                                                     -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.3%
 1.16%, due 11/15/03 ...............................     4,000,000     3,983,772
 1.19%, due 12/23/03 ...............................     4,000,000     3,977,056
 1.20%, due 7/16/03 ................................     2,000,000     1,999,000
 1.21%, due 1/9/04 .................................     4,000,000     3,974,400
 1.22%, due 9/3/03 .................................     5,000,000     4,989,244
 1.23%, due 8/20/03 ................................     4,000,000     3,993,194
 1.24%, due 8/13/03 - 4/2/04 .......................     6,000,000     5,975,416
 1.26%, due 7/9/03 .................................     3,450,000     3,449,042
 1.45%, due 5/14/04 ................................     2,000,000     2,000,000
 1.76%, due 7/25/03 ................................     3,000,000     2,996,540
                                                                     -----------
                                                                      37,337,664
                                                                     -----------
Total U.S. Government Agency Notes
 (Cost $81,675,262) ................................                  81,675,262
                                                                     -----------
BONDS - 6.5%
ABN-Amro Bank N.V.
 2.28%, due 9/13/03 (b)(c) .........................     5,000,000     5,000,000
Unilever Capital Corp.
 6.75%, due 11/1/03 (c) ............................     4,000,000     4,072,767
Walt Disney Co.
 3.90%, due 9/15/03 (c) ............................     1,365,000     1,370,608
                                                                     -----------
Total Bonds
 (Cost $10,443,375) ................................                  10,443,375
                                                                     -----------

COMMERCIAL PAPER - 38.8%

                                                        Principal     Amortized
                                                          Amount         Cost
                                                        ------------------------
American Express Credit Corp.
 1.21%, due 7/11/03 ................................    $5,000,000   $ 4,998,319
Archer-Daniels-Midland Co.
 1.25%, due 7/1/03 (a) .............................     5,000,000     5,000,000
Bank of Ireland
 1.04%, due 9/22/03 (a) ............................     2,000,000     1,995,205
Bristol-Myers Squibb Co.
 0.92%, due 10/28/03 ...............................     2,000,000     1,993,918
 1.20%, due 9/2/03 (a) .............................     4,000,000     3,991,600
CIT Group, Inc.
 1.25%, due 8/27/03 ................................     2,500,000     2,495,052
Citigroup Global Markets
 1.20%, due 7/8/03 .................................     5,000,000     4,998,833
Ford Motor Credit Co.
 1.30%, due 9/16/03 ................................     1,500,000     1,495,829
General Electric Capital Co.
 1.23%, due 8/20/03 ................................     2,300,000     2,296,071
General Motors Acceptance Corp.
 1.27%, due 9/15/03 ................................     1,500,000     1,495,979
Great-West Life & Annuity
 1.26%, due 7/29/03 ................................     5,000,000     4,995,100
J.P. Morgan Chase & Co.
 0.92%, due 9/15/03 ................................     2,378,000     2,373,381
Kraft Foods, Inc.
 1.50%, due 9/5/03 .................................     1,500,000     1,495,903
Massmutual Funding LLC
 1.22%, due 7/7/03 (a) .............................     4,054,000     4,053,176
McGraw-Hill Co., Inc.
 1.17%, due 9/18/03 ................................     3,550,000     3,540,885
Prudential PLC
 1.20%, due 8/14/03 (a) ............................     4,000,000     3,994,133
Sears Roebuck Acceptance Co.
 1.18%, due 9/23/03 ................................     1,500,000     1,495,870
Transamerica Finance Corp.
 1.20%, due 9/10/03 ................................     4,369,000     4,358,660
Verizon Network Funding
 1.20%, due 8/21/03 ................................     5,000,000     4,991,500
                                                                     -----------
Total Commercial Paper
 (Cost $62,059,414) ................................                  62,059,414
                                                                     -----------

See accompanying notes to financial statements.

Principal Preservation Fund
Portfolio of Investments (Continued)
June 30, 2003

REPURCHASE AGREEMENT - 3.7%

                                                       Principal      Amortized
                                                         Amount         Cost
                                                       -------------------------
Bank of America Corp.
 1.00%, due 7/1/03 (d) ............................    $5,883,000   $  5,883,000
                                                                    ------------
Total Repurchase Agreement
 (Cost $5,883,000) ................................                    5,883,000
                                                                    ------------
Total Fixed Income Securities
 (Cost $160,061,051) (e) ..........................         100.0%   160,061,051
Cash and Other Assets,
 Less Liabilities .................................           0.0(f)      89,270
                                                       ----------   ------------
Net Assets ........................................         100.0%  $160,150,321
                                                       ==========   ============

(a) May be sold to institutional investors only.
(b) Floating rate. Rate shown is the rate in effect at June 30, 2003.
(c) Coupon interest bearing security.
(d) Collateralized by Federal Home Loan Mortgage Corp. $6,060,000 par value, 1.07%, due 5/20/04, value $6,001,218.
(e) At June 30, 2003, cost is identical for book and federal income tax purposes.
(f) Less than one tenth of a percent.

See accompanying notes to financial statements.

                                                                 McMorgan Funds

Principal Preservation Fund
Statement of Assets and Liabilities
As of June 30, 2003

ASSETS:
 Investments in securities at value
   (cost $160,061,051) ..........................................   $160,061,051
 Cash-interest bearing accounts .................................            241
 Receivable for fund shares sold ................................        212,069
 Interest receivable ............................................         82,499
 Other assets ...................................................         22,057
                                                                    ------------
   Total assets .................................................    160,377,917
                                                                    ------------
LIABILITIES:
 Payable for fund shares redeemed ...............................        183,644
 Payable to Advisor, net ........................................         10,404
 Administration fees payable ....................................          6,926
 Accounting fees payable ........................................          4,123
 Distributions payable ..........................................            215
 Accrued expenses ...............................................         22,284
                                                                    ------------
   Total liabilities ............................................        227,596
                                                                    ------------
Net Assets ......................................................   $160,150,321
                                                                    ============
NET ASSETS CONSIST OF:
 Capital paid-in ................................................   $160,149,853
 Accumulated undistributed net realized gain on
   investments ..................................................            468
                                                                    ------------
                                                                    $160,150,321
                                                                    ============
Net Assets:
 Class McMorgan .................................................   $160,150,321
                                                                    ============
Shares Outstanding:
 Class McMorgan .................................................    160,167,387
                                                                    ============
Net asset value and redemption price per share:
 Class McMorgan .................................................   $       1.00
                                                                    ============

Statement of Operations
For the year ended June 30, 2003


INVESTMENT INCOME:
Interest ..........................................................   $2,693,212
                                                                      ----------
Expenses:
 Investment advisory fees (Note E) ................................      426,821
 Administration fees ..............................................       86,675
 Accounting fees ..................................................       50,530
 Transfer agent fees ..............................................       43,643
 Legal fees .......................................................       29,421
 Custodian fees ...................................................       20,793
 Insurance fees ...................................................       17,539
 Registration expenses ............................................       16,800
 Trustees fees ....................................................       14,447
 Report to shareholder expense ....................................       11,398
 Auditing fees ....................................................       11,000
 Miscellaneous expenses ...........................................        2,336
                                                                      ----------
   Total expenses .................................................      731,403
 Expenses reimbursed (Note E) .....................................     (219,211)
                                                                      ----------
   Net expenses ...................................................      512,192
                                                                      ----------
Net investment income .............................................    2,181,020
                                                                      ----------
REALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments .................................          309
                                                                      ----------
Increase in net assets from operations ............................   $2,181,329
                                                                      ==========

See accompanying notes to financial statements.

Principal Preservation Fund
Statement of Changes in Net Assets
For the years ended June 30, 2003
and June 30, 2002

                                                      For the         For the
                                                    Year Ended       Year Ended
                                                      6/30/03         6/30/02
                                                   -------------   -------------
INCREASE IN NET ASSETS:
Operations:
 Net investment income ........................    $   2,181,020   $   3,095,703
 Net realized gain on investments .............              309           4,155
                                                   -------------   -------------
 Increase in net assets .......................        2,181,329       3,099,858
                                                   -------------   -------------
Dividends and distributions to shareholders:
 From net investment income ...................       (2,181,020)     (3,095,703)
 From capital gains ...........................           (2,319)              -
                                                   -------------   -------------
 Total dividends and distributions to
  shareholders.................................       (2,183,339)     (3,095,703)
                                                   -------------   -------------
Capital share transactions:
 Net proceeds from sale of shares .............      309,330,274     244,027,790
 Net asset value of shares issued to
  shareholders in reinvestment of dividends and
  distributions................................        2,150,747       3,024,963
                                                   -------------   -------------
                                                     311,481,021     247,052,753
 Cost of shares redeemed ......................     (292,455,312)   (216,331,294)
                                                   -------------   -------------
 Increase in net assets derived from capital
  share transactions...........................       19,025,709      30,721,459
                                                   -------------   -------------
 Total increase in net assets .................       19,023,699      30,725,614
Net Assets:
 Beginning of year ............................      141,126,622     110,401,008
                                                   -------------   -------------
 End of year ..................................    $ 160,150,321   $ 141,126,622
                                                   =============   =============

See accompanying notes to financial statements.

                                                                 McMorgan Funds

Principal Preservation Fund

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each year presented.

                                                                                            Class McMorgan
                                                                   ----------------------------------------------------------------
                                                                    For the       For the       For the      For the       For the
                                                                   Year Ended   Year Ended    Year Ended    Year Ended   Year Ended
                                                                    6/30/03       6/30/02       6/30/01      6/30/00       6/30/99
                                                                   ----------   ----------    ----------    ----------   ----------
Net asset value, beginning of year.............................     $   1.00     $   1.00      $   1.00      $  1.00       $  1.00
                                                                    --------     --------      --------      -------       -------
 Income from investment operations:
 Net investment income ........................................         0.01         0.02          0.06         0.05          0.05
 Net realized gain on investments..............................         0.00(a)        --            --           --            --
                                                                    --------     --------      --------      -------       -------
   Total from investment operations............................         0.01         0.02          0.06         0.05          0.05
                                                                    --------     --------      --------      -------       -------
 Less dividends and distributions:
 From net investment income....................................        (0.01)       (0.02)        (0.06)       (0.05)        (0.05)
 From capital gains............................................        (0.00)(a)       --            --           --            --
                                                                    --------     --------      --------      -------       -------
   Total dividends and distributions...........................        (0.01)       (0.02)        (0.06)       (0.05)        (0.05)
                                                                    --------     --------      --------      -------       -------
Net asset value, end of year...................................     $   1.00     $   1.00      $   1.00      $  1.00       $  1.00
                                                                    ========     ========      ========      =======       =======
Total return...................................................         1.30%        2.41%         5.88%        5.48%         4.97%
Ratios/Supplemental Data:
 Net assets, end of year (in 000's)............................     $160,150     $141,127      $110,401      $71,038       $85,940
 Ratio of expenses to average net assets before reimbursement
   and recovery of expenses by Advisor.........................         0.43%        0.47%         0.49%        0.51%         0.61%
 Ratio of expenses to average net assets after reimbursement
   and recovery of expenses by Advisor.........................         0.30%        0.30%         0.30%        0.30%         0.30%
 Ratio of net investment income to average net assets before
   reimbursement and recovery of expenses by Advisor...........         1.15%        2.16%         5.47%        5.11%         4.53%
 Ratio of net investment income to average net assets after
   reimbursement and recovery of expenses by Advisor...........         1.28%        2.33%         5.66%        5.32%         4.84%

---------------
(a)  Less than one cent per share.


See accompanying notes to financial statements.

Intermediate Fixed Income Fund
Portfolio of Investments
June 30, 2003

FIXED INCOME SECURITIES 96.0%
CORPORATE BONDS 41.5%


                                                         Principal
                                                           Amount        Value
                                                         -----------------------
CONSUMER DISCRETIONARY - 4.7%
Comcast Corp.
 5.85%, due 1/15/10 .................................    $1,600,000   $1,760,477
Cox Communications, Inc.
 6.75%, due 3/15/11 .................................     1,280,000    1,493,002
 7.75%, due 8/15/06 .................................       440,000      507,666
Target Corp.
 5.375%, due 6/15/09 ................................     2,000,000    2,227,242
Time Warner, Inc.
 8.18%, due 8/15/07 .................................     1,495,000    1,752,533
Viacom, Inc.
 6.625%, due 5/15/11 ................................     1,200,000    1,415,554
                                                                      ----------
                                                                       9,156,474
                                                                      ----------
CONSUMER STAPLES - 4.2%
Bottling Group LLC 144A
 4.625%, due 11/15/12 ...............................       585,000      611,442
ConAgra Foods, Inc.
 6.00%, due 9/15/06 .................................       695,000      770,028
 7.875%, due 9/15/10 ................................       900,000    1,135,867
Costco Wholesale Corp.
 5.50%, due 3/15/07 .................................     1,085,000    1,197,866
Kraft Foods, Inc.
 5.25%, due 6/1/07 ..................................     2,610,000    2,828,488
Safeway, Inc.
 4.80%, due 7/16/07 .................................     1,375,000    1,437,960
 6.50%, due 11/15/08 ................................       260,000      294,840
                                                                      ----------
                                                                       8,276,491
                                                                      ----------
ENERGY - 1.7%
Anadarko Petroleum Corp.
 3.25%, due 5/1/08 ..................................       715,000      715,710
 5.375%, due 3/1/07 .................................       590,000      645,615
Conoco Funding Co.
 6.35%, due 10/15/11 ................................     1,700,000    1,985,729
                                                                      ----------
                                                                       3,347,054
                                                                      ----------
FINANCIALS - 18.2%
Aegon N.V.
 4.75%, due 6/1/13 ..................................       780,000      789,129
American Express Co.
 3.00%, due 5/16/08 .................................       695,000      699,790
 3.75%, due 11/20/07 ................................     1,025,000    1,068,109
American General Finance Co.
 5.375%, due 9/1/09 .................................       255,000      278,627
Associates Corp. of North America
 6.25%, due 11/1/08 .................................       875,000    1,007,253
Bank of America Corp.
 5.875%, due 2/15/09 ................................       750,000      853,053
 6.375%, due 2/15/08 ................................       990,000    1,133,739
 7.125%, due 9/15/06 ................................     1,115,000    1,284,138

                                                        Principal
                                                          Amount        Value
                                                        ------------------------
FINANCIALS (Continued)
CIT Group, Inc.
 4.125%, due 2/21/06 ...............................    $  855,000   $   884,941
Citigroup, Inc.
 7.25%, due 10/1/10 ................................     2,240,000     2,714,020
Commercial Credit Co.
 6.25%, due 1/1/08 .................................       675,000       764,151
Countrywide Home Loans, Inc.
 3.25%, due 5/21/08 ................................     1,210,000     1,215,843
Credit Suisse First Boston, Inc.
 4.625%, due 1/15/08 ...............................       865,000       923,712
Ford Motor Credit Co.
 5.80%, due 1/12/09 ................................     2,685,000     2,668,506
General Electric Capital Corp.
 4.625%, due 9/15/09 ...............................     1,300,000     1,391,130
 5.875%, due 2/15/12 ...............................       550,000       615,234
General Motors Acceptance Corp.
 6.125%, due 8/28/07 ...............................       455,000       472,811
 6.15%, due 4/5/07 .................................       650,000       677,572
 7.75%, due 1/19/10 ................................     1,410,000     1,517,472
Goldman Sachs Group, Inc.
 7.35%, due 10/1/09 ................................     1,045,000     1,271,604
Household Finance Corp.
 5.875%, due 2/1/09 ................................       865,000       964,363
 6.375%, due 10/15/11 ..............................       585,000       665,182
 6.40%, due 6/17/08 ................................       965,000     1,101,565
Lehman Brothers Holdings, Inc.
 7.00%, due 2/1/08 .................................       700,000       816,049
MBNA Corp.
 5.625%, due 11/30/07 ..............................       445,000       480,989
Merrill Lynch & Co., Inc.
 3.70%, due 4/21/08 ................................       850,000       877,740
 6.13%, due 5/16/06 ................................       445,000       493,247
Morgan Stanley Dean Witter & Co.
 5.80%, due 4/1/07 .................................     1,500,000     1,656,565
National Rural Utilities Cooperative
 Finance Corp.
 5.75%, due 8/28/09 ................................       850,000       940,769
SLM Corp.
 3.625%, due 3/17/08 ...............................     2,700,000     2,771,191
U.S. Bancorp
 3.125%, due 3/15/08 ...............................       835,000       842,396
Wells Fargo Co.
 3.50%, due 4/4/08 .................................       210,000       216,627
Wells Fargo Financial, Inc.
 5.875%, due 8/15/08 ...............................     1,305,000     1,493,717
                                                                     -----------
                                                                      35,551,234
                                                                     -----------
HEALTH CARE - 0.4%
Wyeth
 6.70%, due 3/15/11 ................................       715,000       838,842
                                                                     -----------

See accompanying notes to financial statements.

                                                                 McMorgan Funds

                                                        Principal
                                                          Amount        Value
                                                        ------------------------
INDUSTRIALS - 3.7%
Boeing Capital Corp.
 5.75%, due 2/15/07 ................................    $  950,000   $ 1,037,601
General Electric Co.
 5.00%, due 2/1/13 .................................     2,025,000     2,138,920
International Lease Finance Corp.
 4.50%, due 5/1/08 .................................     1,650,000     1,728,106
 6.375%, due 3/15/09 ...............................     1,625,000     1,819,925
Raytheon Co.
 8.30%, due 3/1/10 .................................       475,000       583,550
                                                                     -----------
                                                                       7,308,102
                                                                     -----------
INFORMATION TECHNOLOGY - 3.1%
First Data Corp.
 4.70%, due 11/1/06 ................................     2,200,000     2,369,706
Hewlett-Packard Co.
 3.625%, due 3/15/08 ...............................       215,000       220,653
 5.50%, due 7/1/07 .................................       185,000       204,490
 5.75%, due 12/15/06 ...............................     1,700,000     1,894,118
International Business Machines Corp.
 4.25%, due 9/15/09 ................................     1,240,000     1,310,997
                                                                     -----------
                                                                       5,999,964
                                                                     -----------
MATERIALS - 1.4%
Alcoa, Inc.
 4.25%, due 8/15/07 ................................     1,730,000     1,833,769
Weyerhaeuser Co.
 5.95%, due 11/1/08 ................................       840,000       939,825
                                                                     -----------
                                                                       2,773,594
                                                                     -----------
TELECOMMUNICATION SERVICES - 4.1%
AT&T Wireless Services, Inc.
 7.875%, due 3/1/11 ................................     1,089,000     1,286,133
Citizens Communications Co.
 7.625%, due 8/15/08 ...............................     1,635,000     1,942,038
Verizon Global Funding Corp.
 4.00%, due 1/15/08 ................................       380,000       396,729
Verizon New England, Inc.
 6.50%, due 9/15/11 ................................     2,075,000     2,407,708
Vodafone Group PLC
 3.95%, due 1/30/08 ................................     1,020,000     1,066,674
 7.75%, due 2/15/10 ................................       670,000       824,389
                                                                     -----------
                                                                       7,923,671
                                                                     -----------
Total Corporate Bonds
 (Cost $76,781,413) ................................                  81,175,426
                                                                     -----------

U.S. GOVERNMENT SECURITIES 35.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS 11.0%

                                                        Principal
                                                         Amount         Value
                                                       -------------------------
FEDERAL HOME LOAN BANK - 0.7%
 2.125%, due 5/15/06 ..............................    $ 1,440,000   $ 1,454,240
                                                                     -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.2%
 5.125%, due 7/15/12 ..............................      5,710,000     6,299,535
 7.00%, due 7/15/05 ...............................      1,645,000     1,828,123
                                                                     -----------
                                                                       8,127,658
                                                                     -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.9%
 4.25%, due 7/15/07 ...............................        250,000       269,022
 5.25%, due 6/15/06-4/15/07 .......................      5,030,000     5,569,382
 6.375%, due 6/15/09 ..............................      4,810,000     5,696,488
                                                                     -----------
                                                                      11,534,892
                                                                     -----------
GUARANTEED EXPORT CERTIFICATES - 0.2%
 6.13%, due 6/15/04 ...............................         58,824        60,853
 6.28%, due 6/15/04 ...............................         64,706        67,056
 6.55%, due 6/15/04 ...............................        176,460       182,278
                                                                     -----------
                                                                         310,187
                                                                     -----------
Total U.S. Government Agency Obligations
 (Cost $20,877,391) ...............................                   21,426,977
                                                                     -----------
U.S. TREASURY OBLIGATIONS 24.3%

UNITED STATES TREASURY BOND - 3.9%
 7.50%, due 11/15/16 ..............................      5,595,000     7,594,994
                                                                     -----------
UNITED STATES TREASURY INFLATIONARY INDEXED BOND - 3.4%
 3.875%, due 4/15/29 ..............................      4,750,000     6,775,338
                                                                     -----------
UNITED STATES TREASURY INFLATIONARY INDEXED NOTE - 1.3%
 3.875%, due 1/15/09 ..............................      1,945,000     2,496,574
                                                                     -----------
UNITED STATES TREASURY NOTES - 15.7%
 1.875%, due 9/30/04 ..............................      2,895,000     2,923,498
 2.00%, due 5/15/06 ...............................     21,980,000    22,213,538
 4.375%, due 8/15/12 ..............................      5,200,000     5,575,580
                                                                     -----------
                                                                      30,712,616
                                                                     -----------
Total U.S. Treasury Obligations
 (Cost $47,749,734) ...............................                   47,579,522
                                                                     -----------
Total U.S. Government Securities
 (Cost $68,627,125) ...............................                   69,006,499
                                                                     -----------

See accompanying notes to financial statements.

Intermediate Fixed Income Fund
Portfolio of Investments (Continued)
June 30, 2003

COLLATERALIZED MORTGAGE OBLIGATIONS 19.2%

                                                       Principal
                                                         Amount         Value
                                                       -------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 13.0%
 4.50%, due 2/15/17 ...............................    $1,000,000   $  1,030,912
 4.75%, due 12/15/26 ..............................     1,000,000      1,019,428
 5.25%, due 2/15/21 ...............................       393,291        393,082
 5.50%, due 1/15/21-2/15/32 .......................     8,100,043      8,156,831
 5.75%, due 9/15/21-1/15/28 .......................     4,657,806      4,732,883
 6.00%, due 4/15/21-8/15/27 .......................     9,486,809      9,551,428
 6.50%, due 4/15/22 ...............................       390,179        395,902
                                                                    ------------
                                                                      25,280,466
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.2%
 4.50%, due 11/25/25 ..............................       600,000        612,286
 4.75%, due 12/25/25 ..............................     1,500,000      1,538,202
 5.00%, due 2/25/25 ...............................     3,000,000      3,022,941
 5.50%, due 5/25/17 ...............................     1,500,000      1,507,394
 5.75%, due 3/25/27 ...............................     1,906,057      1,918,635
 6.00%, due 4/1/09-2/25/28 ........................     3,492,884      3,533,899
 9.00%, due 6/25/18 ...............................        22,197         24,531
                                                                    ------------
                                                                      12,157,888
                                                                    ------------
Total Collateralized Mortgage Obligations
 (Cost $36,917,497) ...............................                   37,438,354
                                                                    ------------
Total Fixed Income Securities
 (Cost $182,326,035) (a) ..........................          96.0%   187,620,279
Cash and Other Assets,
 Less Liabilities .................................           4.0      7,744,456
                                                       ----------   ------------
Net Assets ........................................         100.0%  $195,364,735
                                                       ==========   ============

(a) At June 30, 2003, cost is identical for book and federal income tax purposes and net unrealized appreciation is as follows:

    Gross unrealized appreciation .................                 $  5,720,391
    Gross unrealized depreciation .................                     (426,147)
                                                                    ------------
  Net unrealized appreciation .....................                 $  5,294,244
                                                                    ============

See accompanying notes to financial statements.

                                                                 McMorgan Funds

Intermediate Fixed Income Fund
Statement of Assets and Liabilities
As of June 30, 2003

ASSETS:
 Investments in securities at value
   (cost $182,326,035) ..........................................   $187,620,279
 Cash-interest bearing accounts .................................      5,733,724
 Dividends and interest receivable ..............................      1,931,883
 Receivable for securities sold .................................      1,484,554
 Receivable for fund shares sold ................................        144,698
 Other assets ...................................................         24,458
                                                                    ------------
   Total assets .................................................    196,939,596
                                                                    ------------
LIABILITIES:
 Payable for securities purchased ...............................      1,476,833
 Payable to Advisor, net ........................................         38,813
 Payable for fund shares redeemed ...............................         18,257
 Administration fees payable ....................................          8,893
 Accounting fees payable ........................................          5,419
 12b-1 fees payable .............................................            753
 Accrued expenses ...............................................         25,893
                                                                    ------------
   Total liabilities ............................................      1,574,861
                                                                    ------------
Net Assets ......................................................   $195,364,735
                                                                    ============
NET ASSETS CONSIST OF:
 Capital paid-in ................................................   $184,770,367
 Accumulated undistributed net investment income ................        237,861
 Accumulated undistributed net realized gain on
   investments ..................................................      5,062,263
 Net unrealized appreciation on investments .....................      5,294,244
                                                                    ------------
                                                                    $195,364,735
                                                                    ============
Net Assets:
 Class McMorgan .................................................   $191,682,456
 Class Z ........................................................      3,682,279
                                                                    ------------
                                                                    $195,364,735
                                                                    ============
Shares Outstanding:
 Class McMorgan .................................................     17,539,916
                                                                    ============
 Class Z ........................................................        337,120
                                                                    ============
Net asset value and redemption price per share:
 Class McMorgan .................................................   $      10.93
                                                                    ============
 Class Z ........................................................   $      10.92
                                                                    ============

Statement of Operations
For the year ended June 30, 2003

INVESTMENT INCOME:
Interest .........................................................   $ 8,844,107
                                                                     -----------
Expenses:
 Investment advisory fees (Note E) ...............................       604,320
 Administration fees .............................................        99,617
 Accounting fees .................................................        62,818
 Transfer agent fees .............................................        53,251
 Legal fees ......................................................        38,162
 Insurance fees ..................................................        22,064
 Registration expenses ...........................................        20,520
 Custodian fees ..................................................        17,758
 Trustees fees ...................................................        14,972
 Auditing fees ...................................................        14,001
 Report to shareholder expense ...................................        12,215
 12b-1 distribution fees (Class Z) ...............................         8,951
 Miscellaneous expenses ..........................................        20,762
                                                                     -----------
   Total expenses ................................................       989,411
 Expenses reimbursed (Note E) ....................................      (116,789)
                                                                     -----------
   Net expenses ..................................................       872,622
                                                                     -----------
Net investment income ............................................     7,971,485
                                                                     -----------
REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS:
 Net realized gain on investments ................................     7,573,473
 Net change in unrealized appreciation
    on investments ...............................................       393,528
                                                                     -----------
 Net realized and unrealized gain on investments .................     7,967,001
                                                                     -----------
Increase in net assets from operations ...........................   $15,938,486
                                                                     ===========

See accompanying notes to financial statements.

Intermediate Fixed Income Fund
Statement of Changes in Net Assets
For the years ended June 30, 2003
and June 30, 2002

                                                       For the         For the
                                                      Year Ended     Year Ended
                                                       6/30/03         6/30/02
                                                     ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income ..........................    $  7,971,485   $ 10,442,070
 Net realized gain (loss) on investments ........       7,573,473       (633,214)
 Net change in unrealized appreciation on
  investments....................................         393,528      1,935,337
                                                     ------------   ------------
 Increase in net assets .........................      15,938,486     11,744,193
                                                     ------------   ------------
Dividends and distributions to shareholders:
 From net investment income:
   Class McMorgan shares.........................      (7,859,517)   (10,612,437)
   Class Z shares................................        (154,447)       (50,745)
 From capital gains:
   Class McMorgan shares.........................        (462,797)    (1,783,139)
   Class Z shares................................          (9,025)       (10,222)
                                                     ------------   ------------
 Total dividends and distributions to
  shareholders...................................      (8,485,786)   (12,456,543)
                                                     ------------   ------------
Capital share transactions:
 Net proceeds from sale of shares:
   Class McMorgan shares.........................      51,402,534     28,797,977
   Class Z shares................................      10,767,035      4,926,494
 Net asset value of shares issued to
  shareholders in reinvestment of dividends and
  distributions:
   Class McMorgan shares.........................       8,054,825     12,101,744
   Class Z shares................................         163,472         60,965
                                                     ------------   ------------
                                                       70,387,866     45,887,180
 Cost of shares redeemed:
   Class McMorgan shares.........................     (39,211,948)   (84,091,963)
   Class Z shares................................      (9,318,787)    (2,952,108)
                                                     ------------   ------------
 Increase (decrease) in net assets derived from
  capital share transactions.....................      21,857,131    (41,156,891)
                                                     ------------   ------------
 Total increase (decrease) in net assets ........      29,309,831    (41,869,241)

Net Assets:
 Beginning of year ..............................     166,054,904    207,924,145
                                                     ------------   ------------
 End of year (including undistributed net
  investment income of $237,861 and $280,340,
  respectively)..................................    $195,364,735   $166,054,904
                                                     ============   ============

See accompanying notes to financial statements.

                                                                 McMorgan Funds

Intermediate Fixed Income Fund

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                     For the         For the        For the          For the
                                                                    Year Ended     Year Ended      Year Ended     Period Ended
                                                                     6/30/03         6/30/03        6/30/02         6/30/02*
                                                                  --------------   ----------    --------------   ------------
                                                                  Class McMorgan     Class Z     Class McMorgan      Class Z
                                                                  --------------   ----------    --------------   ------------
Net asset value, beginning of period ..........................      $  10.46        $ 10.45        $  10.50         $10.65
                                                                     --------        -------        --------         ------
 Income from investment operations:
 Net investment income ........................................          0.49           0.47            0.56           0.44
 Net realized and unrealized gain (loss) on investments .......          0.51           0.50            0.06          (0.10)
                                                                     --------        -------        --------         ------
     Total from investment operations..........................          1.00           0.97            0.62           0.34
                                                                     --------        -------        --------         ------
 Less dividends and distributions:
 From net investment income ...................................         (0.50)         (0.47)          (0.57)         (0.45)
 From capital gains ...........................................         (0.03)         (0.03)          (0.09)         (0.09)
                                                                     --------        -------        --------         ------
     Total dividends and distributions ........................         (0.53)         (0.50)          (0.66)         (0.54)
                                                                     --------        -------        --------         ------
Net asset value, end of period ................................      $  10.93        $ 10.92        $  10.46         $10.45
                                                                     ========        =======        ========         ======

Total return.. ................................................          9.79%          9.53%           5.98%          3.25%(a)

Ratios/ Supplemental Data:
 Net assets, end of period (in 000's) .........................      $191,682        $ 3,682        $164,068         $1,987
 Ratio of expenses to average net assets before reimbursement
   and recovery of expenses by Advisor ........................          0.57%          0.82%           0.53%          0.78%+
 Ratio of expenses to average net assets after reimbursement
   and recovery of expenses by Advisor ........................          0.50%          0.75%           0.50%          0.75%+
 Ratio of net investment income to average net assets before
   reimbursement and recovery of expenses by Advisor ..........          4.55%          4.30%           5.19%          4.94%+
 Ratio of net investment income to average net assets after
   reimbursement and recovery of expenses by Advisor ..........          4.62%          4.37%           5.22%          4.97%+
 Portfolio turnover ...........................................        204.18%        204.18%          76.07%         76.07%

                                                                        For the          For the           For the
                                                                      Year Ended        Year Ended       Year Ended
                                                                        6/30/01          6/30/00           6/30/99
                                                                    --------------    --------------   --------------
                                                                    Class McMorgan    Class McMorgan   Class McMorgan
                                                                    --------------    --------------   --------------
Net asset value, beginning of period ..........................        $   9.99          $  10.26         $  10.53
                                                                       --------          --------         --------
 Income from investment operations:
 Net investment income ........................................            0.60              0.58             0.57
 Net realized and unrealized gain (loss) on investments .......            0.51             (0.23)           (0.23)
                                                                       --------          --------         --------
     Total from investment operations..........................            1.11              0.35             0.34
                                                                       --------          --------         --------
 Less dividends and distributions:
 From net investment income ...................................           (0.60)            (0.59)           (0.57)
 From capital gains ...........................................              --             (0.03)           (0.04)
                                                                       --------          --------         --------
     Total dividends and distributions ........................           (0.60)            (0.62)           (0.61)
                                                                       --------          --------         --------
Net asset value, end of period ................................        $  10.50          $   9.99         $  10.26
                                                                       ========          ========         ========

Total return.. ................................................           11.37%             3.51%            3.25%

Ratios/ Supplemental Data:
 Net assets, end of period (in 000's) .........................        $207,924          $170,822         $153,096
 Ratio of expenses to average net assets before reimbursement
   and recovery of expenses by Advisor ........................            0.50%             0.52%            0.52%
 Ratio of expenses to average net assets after reimbursement
   and recovery of expenses by Advisor ........................            0.50%             0.50%            0.50%
 Ratio of net investment income to average net assets before
   reimbursement and recovery of expenses by Advisor ..........            5.79%             5.79%            5.40%
 Ratio of net investment income to average net assets after
   reimbursement and recovery of expenses by Advisor ..........            5.79%             5.81%            5.42%
 Portfolio turnover ...........................................           56.64%            25.34%           40.40%

---------------
*   Class Z commenced operations on September 4, 2001.
(a) Total return is not annualized.
+   Annualized.

See accompanying notes to financial statements.

Fixed Income Fund
Portfolio of Investments
June 30, 2003

FIXED INCOME SECURITIES 97.4%
CORPORATE BONDS 46.6%

                                                          Principal
                                                           Amount        Value
                                                          ----------------------
CONSUMER DISCRETIONARY - 4.3%
AOL Time Warner, Inc.
 6.875%, due 5/1/12 ..................................    $130,000    $  148,410
AT&T Broadband Corp.
 8.375%, due 3/15/13 .................................     100,000       125,241
Cox Communications, Inc.
 7.125%, due 10/1/12 .................................     105,000       125,384
 7.75%, due 11/1/10 ..................................     415,000       507,630
Target Corp.
 6.35%, due 1/15/11 ..................................      90,000       103,856
 7.50%, due 8/15/10 ..................................     535,000       658,481
TCI Communications, Inc.
 8.75%, due 8/1/15 ...................................      85,000       110,196
Tele-Communications, Inc.
 9.80%, due 2/1/12 ...................................     310,000       410,650
Time Warner, Inc.
 9.125%, due 1/15/13 .................................     170,000       217,728
                                                                      ----------
                                                                       2,407,576
                                                                      ----------
CONSUMER STAPLES - 3.5%
Bottling Group LLC 144A
 4.625%, due 11/15/12 ................................     340,000       355,368
ConAgra Foods, Inc.
 6.75%, due 9/15/11 ..................................     190,000       222,439
Kraft Foods, Inc.
 5.625%, due 11/1/11 .................................     275,000       299,659
 6.25%, due 6/1/12 ...................................     480,000       542,967
Safeway, Inc.
 4.80%, due 7/16/07 ..................................      75,000        78,434
 5.80%, due 8/15/12 ..................................     170,000       182,294
 6.50%, due 11/15/08 .................................     245,000       277,830
                                                                      ----------
                                                                       1,958,991
                                                                      ----------
ENERGY - 2.3%
Anadarko Petroleum Corp.
 6.125%, due 3/15/12 .................................     370,000       419,125
Conoco Funding Co.
 6.35%, due 10/15/11 .................................     715,000       835,175
                                                                      ----------
                                                                       1,254,300
                                                                      ----------
FINANCIALS - 22.6%
Aegon N.V.
 4.75%, due 6/1/13 ...................................     270,000       273,160
American Express Credit Corp.
 3.00%, due 5/16/08 ..................................     545,000       548,756
American General Finance Co.
 5.375%, due 10/1/12 .................................      40,000        43,160
American International Group, Inc. 144A
 4.25%, due 5/15/13 ..................................     185,000       184,622
Bank of America Corp.
 6.25%, due 4/15/12 ..................................     880,000     1,019,466
CIT Group, Inc.
 4.125%, due 2/21/06 .................................     250,000       258,755
Citigroup, Inc.
 5.625%, due 8/27/12 .................................     270,000       297,469
 7.25%, due 10/1/10 ..................................     825,000       999,583

                                                         Principal
                                                          Amount        Value
                                                         -----------------------
FINANCIALS (Continued)
Countrywide Home Loans, Inc.
 3.25%, due 5/21/08 .................................    $400,000    $   401,932
Credit Suisse First Boston, Inc.
 6.50%, due 1/15/12 .................................     245,000        281,151
Ford Motor Credit Co.
 6.375%, due 11/5/08 ................................     300,000        302,596
 6.50%, due 1/25/07 .................................     245,000        257,770
 7.375%, due 10/28/09 ...............................     210,000        220,145
GE Global Insurance Holding Corp.
 7.50%, due 6/15/10 .................................     175,000        207,869
General Electric Capital Corp.
 5.875%, due 2/15/12 ................................     480,000        536,932
 6.00%, due 6/15/12 .................................     160,000        180,603
General Motors Acceptance Corp.
 6.125%, due 8/28/07 ................................      10,000         10,392
 6.125%, due 1/22/08 ................................      70,000         72,491
 6.875%, due 9/15/11 ................................     475,000        476,585
 7.75%, due 1/19/10 .................................      40,000         43,049
Goldman Sachs Group, Inc. (The)
 5.70%, due 9/1/12 ..................................     180,000        197,753
 6.60%, due 1/15/12 .................................     285,000        331,164
Household Finance Corp.
 5.875%, due 2/1/09 .................................      70,000         78,041
 6.375%, due 10/15/11 ...............................      60,000         68,224
 6.40%, due 6/17/08 .................................     110,000        125,567
 6.75%, due 5/15/11 .................................     125,000        145,171
 7.00%, due 5/15/12 .................................     240,000        284,076
 7.65%, due 5/15/07 .................................     100,000        115,079
Lehman Brothers Holdings, Inc.
 7.00%, due 2/1/08 ..................................     215,000        250,644
MBNA Corp.
 6.125%, due 3/1/13 .................................     330,000        358,926
Merrill Lynch & Co., Inc.
 3.70%, due 4/21/08 .................................     260,000        268,485
Morgan Stanley Dean Witter & Co.
 4.25%, due 5/15/10 .................................     160,000        164,687
 5.30%, due 3/1/13 ..................................     550,000        584,564
 6.875%, due 3/1/07 .................................      45,000         51,573
National Rural Utilities Cooperative Finance Corp.
 5.75%, due 8/28/09 .................................     245,000        271,163
 7.25%, due 3/1/12 ..................................     105,000        125,724
Prudential Financial, Inc.
 4.50%, due 7/15/13 .................................     385,000        384,349
SLM Corp.
 3.625%, due 3/17/08 ................................      50,000         51,318
 5.05%, due 11/14/14 ................................     765,000        797,738
U.S. Bank National Association
 6.375%, due 8/1/11 .................................     420,000        490,292
Wells Fargo Financial, Inc.
 6.125%, due 4/18/12 ................................     645,000        740,344
                                                                     -----------
                                                                      12,501,368
                                                                     -----------

See accompanying notes to financial statements.

                                                                 McMorgan Funds

                                                          Principal
                                                           Amount        Value
                                                          ----------------------
HEALTH CARE - 0.5%
Wyeth
 5.25%, due 3/15/13 ..................................    $270,000    $  285,311
                                                                      ----------
INDUSTRIALS - 3.4%
Boeing Capital Corp.
 5.80%, due 1/15/13 ..................................     115,000       124,285
 6.10%, due 3/1/11 ...................................     155,000       171,082
General Electric Co.
 5.00%, due 2/1/13 ...................................     535,000       565,098
International Lease Finance Corp.
 5.625%, due 6/1/07 ..................................     185,000       201,195
 5.875%, due 5/1/13 ..................................     205,000       220,699
 6.375%, due 3/15/09 .................................     325,000       363,985
Raytheon Co.
 8.30%, due 3/1/10 ...................................     195,000       239,563
                                                                      ----------
                                                                       1,885,907
                                                                      ----------
INFORMATION TECHNOLOGY - 3.0%
First Data Corp.
 5.625%, due 11/1/11 .................................     530,000       586,488
Hewlett-Packard Co.
 3.625%, due 3/15/08 .................................      90,000        92,366
 5.50%, due 7/1/07 ...................................     135,000       149,222
 5.75%, due 12/15/06 .................................     275,000       306,401
International Business Machines Corp.
 4.25%, due 9/15/09 ..................................      60,000        63,435
 4.75%, due 11/29/12 .................................     455,000       478,236
                                                                      ----------
                                                                       1,676,148
                                                                      ----------
MATERIALS - 2.3%
Alcoa, Inc.
 5.375%, due 1/15/13 .................................     125,000       135,621
 6.50%, due 6/1/11 ...................................     340,000       395,811
BHP Finance USA Ltd.
 4.80%, due 4/15/13 ..................................     395,000       411,841
Weyerhaeuser Co.
 5.25%, due 12/15/09 .................................     155,000       165,854
 5.95%, due 11/1/08 ..................................     130,000       145,449
                                                                      ----------
                                                                       1,254,576
                                                                      ----------
TELECOMMUNICATION SERVICES - 4.3%
AT&T Wireless Services, Inc.
 7.875%, due 3/1/11 ..................................     165,000       194,869
 8.125%, due 5/1/12 ..................................     265,000       319,287
Citizens Communications Co.
 7.625%, due 8/15/08 .................................     185,000       219,741
 9.25%, due 5/15/11 ..................................     205,000       265,260
Verizon Global Funding Corp.
 7.375%, due 9/1/12 ..................................     115,000       140,266
Verizon New England, Inc.
 6.50%, due 9/15/11 ..................................     265,000       307,490
Verizon New York, Inc.
 6.875%, due 4/1/12 ..................................     225,000       264,862
Verizon Pennsylvania Series A
 5.65%, due 11/15/11 .................................     245,000       270,376

                                                        Principal
                                                          Amount        Value
                                                        ------------------------
TELECOMMUNICATION SERVICES (Continued)
Vodafone Group PLC
 3.95%, due 1/30/08 ................................    $  115,000   $   120,262
 7.75%, due 2/15/10 ................................       210,000       258,391
                                                                     -----------
                                                                       2,360,804
                                                                     -----------
UTILITIES - 0.4%
Virginia Electric & Power Co.
 4.75%, due 3/1/13 .................................       240,000       248,897
                                                                     -----------
Total Corporate Bonds
 (Cost $24,408,911) ................................                  25,833,878
                                                                     -----------
U.S. GOVERNMENT SECURITIES 25.4%
U.S. GOVERNMENT AGENCY OBLIGATIONS 2.7%

GUARANTEED EXPORT CERTIFICATE - 0.0% (b)
 6.13%, due 6/15/04 ................................         7,059         7,302
                                                                     -----------
RESOLUTION FUNDING CORPORATION STRIP - 2.7%
 0.00%, due 10/15/19 (a) ...........................     3,375,000     1,508,531
                                                                     -----------
Total U.S. Government Agency Obligations
 (Cost $1,284,745) .................................                   1,515,833
                                                                     -----------
U.S. TREASURY OBLIGATIONS 22.7%

UNITED STATES TREASURY BONDS - 8.3%
 5.25%, due 2/15/29 ................................       820,000       892,871
 5.375%, due 2/15/31 ...............................     1,895,000     2,133,874
 7.50%, due 11/15/16 ...............................     1,170,000     1,588,229
                                                                     -----------
                                                                       4,614,974
                                                                     -----------

UNITED STATES TREASURY INFLATIONARY INDEXED BONDS - 3.6%
 3.375%, due 4/15/32 ...............................       405,000       507,704
 3.875%, due 4/15/29 ...............................     1,035,000     1,476,311
                                                                     -----------
                                                                       1,984,015
                                                                     -----------
UNITED STATES TREASURY INFLATIONARY INDEXED NOTE - 1.4%
 3.875%, due 1/15/09 ...............................       580,000       744,480
                                                                     -----------
UNITED STATES TREASURY NOTES - 9.4%
 2.00%, due 5/15/06 ................................     1,195,000     1,207,697
 4.375%, due 8/15/12 ...............................     3,725,000     3,994,045
                                                                     -----------
                                                                       5,201,742
                                                                     -----------
Total U.S. Treasury Obligations
 (Cost $12,362,602) ................................                  12,545,211
                                                                     -----------
Total U.S. Government Securities
 (Cost $13,647,347) ................................                  14,061,044
                                                                     -----------
COLLATERALIZED MORTGAGE OBLIGATIONS 25.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 18.5%
 4.00%, due 2/15/17 ................................       200,000       203,349
 4.25%, due 12/15/25 ...............................     1,000,000     1,019,996
 4.50%, due 2/15/17-7/15/27 ........................     1,900,000     1,950,026
 4.75%, due 1/15/26-12/15/26 .......................       900,000       918,114

See accompanying notes to financial statements.

Fixed Income Fund
Portfolio of Investments (Continued)
June 30, 2003

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)

                                                        Principal
                                                          Amount        Value
                                                        ------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (Continued)
 5.25%, due 10/15/22 ...............................    $  700,000   $   703,078
 5.50%, due 9/15/23-2/15/32 ........................       888,462       897,976
 5.75%, due 9/15/16-6/15/25 ........................     1,610,000     1,646,038
 6.00%, due 10/15/22-11/15/27 ......................     2,835,000     2,885,531
 6.10%, due 8/15/28 ................................        48,621        48,971
                                                                     -----------
                                                                      10,273,079
                                                                     -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.9%
 4.50%, due 3/25/17 ................................       275,000       283,158
 4.75%, due 12/25/25 ...............................       500,000       512,734
 5.00%, due 6/25/27 ................................       500,000       517,075
 5.25%, due 9/25/24 ................................       225,000       225,995
 5.50%, due 5/25/17 ................................       700,000       703,450
 5.75%, due 12/25/22-3/25/27 .......................       690,606       696,002
 6.00%, due 3/25/25-1/25/28 ........................       845,000       862,445
                                                                     -----------
                                                                       3,800,859
                                                                     -----------
Total Collateralized Mortgage Obligations
 (Cost $13,735,084) ................................                  14,073,938
                                                                     -----------
Total Fixed Income Securities
 (Cost $51,791,342) (c) ............................          97.4%   53,968,860
Cash and Other Assets,
 Less Liabilities ..................................           2.6     1,430,689
                                                        ----------   -----------
Net Assets .........................................         100.0%  $55,399,549
                                                        ==========   ===========
(a) Zero coupon bond.
(b) Less than one tenth of a percent.
(c) At June 30, 2003, cost is identical for book and federal income tax purposes and net unrealized appreciation is as follows:
    Gross unrealized appreciation ................................   $ 2,217,335
    Gross unrealized depreciation ................................       (39,817)
                                                                     -----------
    Net unrealized appreciation ..................................   $ 2,177,518
                                                                     ===========



See accompanying notes to financial statements.

                                                                 McMorgan Funds

Fixed Income Fund
Statement of Assets and Liabilities
As of June 30, 2003

ASSETS:
 Investments in securities at value
   (cost $51,791,342) ............................................   $53,968,860
 Cash-interest bearing accounts ..................................       483,268
 Dividends and interest receivable ...............................       569,063
 Receivable for securities sold ..................................       484,985
 Receivable for fund shares sold .................................       470,173
 Other assets ....................................................        12,739
                                                                     -----------
   Total assets ..................................................    55,989,088
                                                                     -----------
LIABILITIES:
 Payable for securities purchased ................................       453,905
 Payable for fund shares redeemed ................................       103,205
 Accounting fees payable .........................................         4,567
 Administration fees payable .....................................         3,332
 12b-1 fees payable ..............................................         3,267
 Payable to Advisor, net .........................................         1,700
 Accrued expenses ................................................        19,563
                                                                     -----------
   Total liabilities .............................................       589,539
                                                                     -----------
Net Assets .......................................................   $55,399,549
                                                                     ===========
NET ASSETS CONSIST OF:
 Capital paid-in .................................................   $51,897,626
 Accumulated undistributed net investment income .................        78,736
 Accumulated undistributed net realized gain on
   investments ...................................................     1,245,669
 Net unrealized appreciation on investments ......................     2,177,518
                                                                     -----------
                                                                     $55,399,549
                                                                     ===========
Net Assets:
 Class McMorgan ..................................................   $39,753,361
 Class Z .........................................................    15,646,188
                                                                     -----------
                                                                     $55,399,549
                                                                     ===========
Shares Outstanding:
 Class McMorgan ..................................................     3,393,419
                                                                     ===========
 Class Z .........................................................     1,335,616
                                                                     ===========
Net asset value and redemption price per share:
 Class McMorgan ..................................................   $     11.71
                                                                     ===========
 Class Z .........................................................   $     11.71
                                                                     ===========

Statement of Operations
For the year ended June 30, 2003


INVESTMENT INCOME:
Interest ..........................................................   $2,284,025
                                                                      ----------
Expenses:
 Investment advisory fees (Note E) ................................      152,633
 Transfer agent fees ..............................................       50,639
 Accounting fees ..................................................       42,778
 Administration fees ..............................................       34,143
 Registration expenses ............................................       23,288
 12b-1 distribution fees (Class Z) ................................       21,139
 Auditing fees ....................................................       12,501
 Custodian fees ...................................................        8,831
 Legal fees .......................................................        8,550
 Report to shareholder expense ....................................        5,011
 Insurance fees ...................................................        3,994
 Trustees fees ....................................................        3,575
 Miscellaneous expenses ...........................................       18,142
                                                                      ----------
   Total expenses .................................................      385,224
 Expenses reimbursed (Note E) .....................................     (146,036)
                                                                      ----------
   Net expenses ...................................................      239,188
                                                                      ----------
Net investment income .............................................    2,044,837
                                                                      ----------
REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS:
 Net realized gain on investments .................................    1,816,800
 Net change in unrealized appreciation
   on investments .................................................    1,398,019
                                                                      ----------
 Net realized and unrealized gain on investments ..................    3,214,819
                                                                      ----------
Increase in net assets from operations ............................   $5,259,656
                                                                      ==========



See accompanying notes to financial statements.

Fixed Income Fund
Statement of Changes in Net Assets
For the years ended June 30, 2003
and June 30, 2002

                                                         For the       For the
                                                       Year Ended     Year Ended
                                                         6/30/03       6/30/02
                                                       -----------   -----------
INCREASE IN NET ASSETS:
Operations:
 Net investment income ............................    $ 2,044,837   $ 1,697,494
 Net realized gain (loss) on investments ..........      1,816,800      (345,051)
 Net change in unrealized appreciation
(depreciation) on investments .....................      1,398,019       710,657
                                                       -----------   -----------
 Increase in net assets ...........................      5,259,656     2,063,100
                                                       -----------   -----------
Dividends to shareholders:
 From net investment income:
   Class McMorgan shares...........................     (1,658,442)   (1,585,536)
   Class Z shares..................................       (369,085)     (126,110)
                                                       -----------   -----------
 Total dividends to shareholders ..................     (2,027,527)   (1,711,646)
                                                       -----------   -----------
Capital share transactions:
 Net proceeds from sale of shares:
   Class McMorgan shares...........................     12,352,991     5,388,885
   Class Z shares..................................     17,622,211     3,727,838
 Net asset value of shares issued to shareholders
   in reinvestment of dividends:
   Class McMorgan shares...........................      1,616,482     1,508,737
   Class Z shares..................................        369,085       126,108
                                                       -----------   -----------
                                                        31,960,769    10,751,568
 Cost of shares redeemed:
   Class McMorgan shares...........................     (6,133,647)   (6,495,068)
   Class Z shares..................................     (6,065,273)   (2,455,498)
                                                       -----------   -----------
 Increase in net assets derived from capital share
   transactions ...................................     19,761,849     1,801,002
                                                       -----------   -----------
 Total increase in net assets .....................     22,993,978     2,152,456

Net Assets:
 Beginning of year ................................     32,405,571    30,253,115
                                                       -----------   -----------
 End of year (including undistributed net
   investment income of $78,736 and $61,426,
   respectively) ..................................    $55,399,549   $32,405,571
                                                       ===========   ===========



See accompanying notes to financial statements.

                                                                 McMorgan Funds

Fixed Income Fund

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                     For the         For the        For the         For the
                                                                    Year Ended     Year Ended      Year Ended     Year Ended
                                                                     6/30/03         6/30/03        6/30/02         6/30/02
                                                                    ----------   --------------    ----------   --------------
                                                                      Class                          Class
                                                                     McMorgan        Class Z        McMorgan        Class Z
                                                                    ----------   --------------    ----------   --------------
Net asset value, beginning of period ............................     $ 10.86         $ 10.86         $10.74         $ 10.74
                                                                      -------         -------         ------         -------
 Income from investment operations:
 Net investment income ..........................................        0.53            0.52           0.60            0.55
 Net realized and unrealized gain (loss) on investments .........        0.86            0.84           0.12            0.14
                                                                      -------         -------         ------         -------
     Total from investment operations ...........................        1.39            1.36           0.72            0.69
                                                                      -------         -------         ------         -------
 Less dividends and distributions:
 From net investment income .....................................       (0.54)          (0.51)         (0.60)          (0.57)
 From capital gains .............................................           -               -              -               -
                                                                      -------         -------         ------         -------
     Total dividends and distributions ..........................       (0.54)          (0.51)         (0.60)          (0.57)
                                                                      -------         -------         ------         -------
Net asset value, end of period ..................................     $ 11.71         $ 11.71         $10.86         $ 10.86
                                                                      =======         =======         ======         =======

Total return ....................................................       13.06%          12.80%          6.81%           6.55%

Ratios/Supplemental Data:
 Net assets, end of period (in 000's) ...........................     $39,753         $15,646         29,292         $ 3,114
 Ratio of expenses to average net assets before reimbursement
  and recovery of expenses by Advisor ...........................        0.83%           1.08%          0.89%           1.14%
 Ratio of expenses to average net assets after reimbursement
  and recovery of expenses by Advisor ...........................        0.50%           0.75%          0.50%(b)        0.75%(c)
 Ratio of net investment income to average net assets before
  reimbursement and recovery of expenses by Advisor..............        4.41%           4.16%          4.87%           4.62%
 Ratio of net investment income to average net assets after
  reimbursement and recovery of expenses by Advisor..............        4.74%           4.49%          5.27%           5.02%
 Portfolio turnover .............................................      142.48%         142.48%         94.80%          94.80%

                                                                       For the         For the           For the
                                                                     Year Ended      Period Ended      Year Ended
                                                                       6/30/01         6/30/01*          6/30/00
                                                                    ------------    --------------   --------------
                                                                       Class                             Class
                                                                      McMorgan         Class Z          McMorgan
                                                                    ------------    --------------   --------------
Net asset value, beginning of period ............................       $10.23          $ 10.87           $ 10.52
                                                                        ------          -------           -------
 Income from investment operations:
 Net investment income ..........................................         0.62             0.24              0.63
 Net realized and unrealized gain (loss) on investments .........         0.52            (0.13)            (0.27)
                                                                        ------          -------           -------
     Total from investment operations ...........................         1.14             0.11              0.36
                                                                        ------          -------           -------
 Less dividends and distributions:
 From net investment income .....................................        (0.63)           (0.24)            (0.63)
 From capital gains .............................................            -                -             (0.02)
                                                                        ------          -------           -------
     Total dividends and distributions ..........................        (0.63)           (0.24)            (0.65)
                                                                        ------          -------           -------
Net asset value, end of period ..................................       $10.74          $ 10.74           $ 10.23
                                                                        ======          =======           =======

Total return ....................................................        11.38%            1.03%(a)          3.52%

Ratios/Supplemental Data:
 Net assets, end of period (in 000's) ...........................       28,554          $ 1,699           $22,045
 Ratio of expenses to average net assets before reimbursement
  and recovery of expenses by Advisor ...........................         0.82%            1.07%+            0.76%
 Ratio of expenses to average net assets after reimbursement
  and recovery of expenses by Advisor ...........................         0.50%            0.75%+            0.50%
 Ratio of net investment income to average net assets before
  reimbursement and recovery of expenses by Advisor..............         5.53%            5.28%+            5.71%
 Ratio of net investment income to average net assets after
  reimbursement and recovery of expenses by Advisor..............         5.85%            5.60%+            5.97%
 Portfolio turnover .............................................        58.66%           58.66%            27.59%

---------------
*   Class Z commenced operations on February 1, 2001.
(a) Total return is not annualized.
(b) Restated from 0.49% to 0.50%.
(c) Restated from 0.74% to 0.75%.
+   Annualized.

See accompanying notes to financial statements.

Balanced Fund
Portfolio of Investments
June 30, 2003
COMMON STOCKS 62.5%

                                                            Shares      Value
                                                            --------------------
CONSUMER DISCRETIONARY - 5.6%
AOL Time Warner, Inc. (a) ..............................    32,800   $   527,752
Comcast Corp. (a) ......................................    47,828     1,443,449
General Motors Corp. ...................................    11,400       410,400
Home Depot, Inc. (The) .................................    43,400     1,437,408
Knight-Ridder, Inc. ....................................    11,800       813,374
Kohl's Corp. (a) .......................................    10,500       539,490
Penney (J.C.) Co., Inc. ................................    10,000       168,500
Target Corp. ...........................................    24,500       927,080
Viacom, Inc. Class B (a) ...............................    22,300       973,618
Walt Disney Co. (The) ..................................     6,300       124,425
                                                                     -----------
                                                                       7,365,496
                                                                     -----------
CONSUMER STAPLES - 8.8%
Altria Group, Inc. .....................................    12,400       563,456
Anheuser-Busch Cos., Inc. ..............................    24,600     1,255,830
Costco Wholesale Corp. (a) .............................    24,900       911,340
Kimberly-Clark Corp. ...................................     9,600       500,544
PepsiCo, Inc. ..........................................    46,500     2,069,250
Procter & Gamble Co. (The) .............................    22,300     1,988,714
Sara Lee Corp. .........................................    57,400     1,079,694
SYSCO Corp. ............................................    20,500       615,820
Walgreen Co. ...........................................    31,500       948,150
Wal-Mart Stores, Inc. ..................................    33,300     1,787,211
                                                                     -----------
                                                                      11,720,009
                                                                     -----------
ENERGY - 4.1%
BP PLC ADR (b) .........................................    20,522       862,334
ChevronTexaco Corp. ....................................    12,067       871,237
ExxonMobil Corp. .......................................    70,206     2,521,097
Royal Dutch Petroleum Co. ..............................     9,400       438,228
Schlumberger Ltd. ......................................    16,900       803,933
                                                                     -----------
                                                                       5,496,829
                                                                     -----------
FINANCIALS - 11.2%
Allstate Corp. (The) ...................................    20,100       716,565
American International Group, Inc. .....................    28,677     1,582,397
Bank of America Corp. ..................................    24,226     1,914,581
Bank One Corp. .........................................    11,800       438,724
Citigroup, Inc. ........................................    83,132     3,558,050
Federal Home Loan Mortgage Corp. .......................     9,900       502,623
Federal National Mortgage Association ..................    23,600     1,591,584
Marsh & McLennan Cos., Inc. ............................     9,700       495,379
Merrill Lynch & Co., Inc. ..............................    20,000       933,600
Travelers Property Casualty Corp. Class A ..............     3,963        63,012
Travelers Property Casualty Corp. Class B ..............    14,176       223,556
U.S. Bancorp ...........................................    44,337     1,086,256
Wachovia Corp. .........................................    29,000     1,158,840
Washington Mutual, Inc. ................................    13,500       557,550
                                                                     -----------
                                                                      14,822,717
                                                                     -----------

                                                           Shares       Value
                                                           ---------------------
HEALTH CARE - 10.9%
Amgen, Inc. (a) .......................................      6,500   $   431,860
Baxter International, Inc. ............................     15,800       410,800
Bristol-Myers Squibb Co. ..............................     19,800       537,570
Cardinal Health, Inc. .................................     18,700     1,202,410
Johnson & Johnson .....................................     39,478     2,041,013
Lilly (Eli) & Co. .....................................     13,800       951,786
Medtronic, Inc. .......................................     15,300       733,941
Merck & Co., Inc. .....................................     27,700     1,677,235
Pfizer, Inc. ..........................................    103,435     3,532,305
Schering-Plough Corp. .................................     34,200       636,120
UnitedHealth Group, Inc. ..............................     22,300     1,120,575
Zimmer Holdings, Inc. (a) .............................     26,130     1,177,156
                                                                     -----------
                                                                      14,452,771
                                                                     -----------
INDUSTRIALS - 6.5%
3M Co. ................................................     12,200     1,573,556
CSX Corp. .............................................     13,800       415,242
Emerson Electric Co. ..................................     18,500       945,350
General Dynamics Corp. ................................      5,700       413,250
General Electric Co. ..................................     92,600     2,655,768
Honeywell International, Inc. .........................     29,875       802,144
Tyco International, Ltd. ..............................     41,096       780,002
United Parcel Service, Inc. Class B ...................     16,900     1,076,530
                                                                     -----------
                                                                       8,661,842
                                                                     -----------
INFORMATION TECHNOLOGY - 9.7%
Accenture Ltd. Class A (a) ............................     28,800       520,992
Affiliated Computer Services, Inc.
 Class A (a) ..........................................     11,800       539,614
Automatic Data Processing, Inc. .......................     21,300       721,218
BMC Software, Inc. (a) ................................     16,000       261,280
Cisco Systems, Inc. (a) ...............................     84,000     1,401,960
Dell Computer Corp. ...................................     20,600       658,376
Hewlett-Packard Co. ...................................     49,175     1,047,427
Intel Corp. ...........................................     82,400     1,712,602
International Business Machines Corp. .................     15,500     1,278,750
Microsoft Corp. .......................................    130,800     3,349,788
Novellus Systems, Inc. (a) ............................     15,600       571,288
Paychex, Inc. .........................................     10,300       301,893
Texas Instruments, Inc. ...............................     16,000       281,600
Xilinx, Inc. (a) ......................................      7,100       179,701
                                                                     -----------
                                                                      12,826,489
                                                                     -----------
MATERIALS - 2.1%
Alcoa, Inc. ...........................................     19,000       484,500
Dow Chemical Co. (The) ................................     16,900       523,224
E.I. du Pont de Nemours & Co. .........................     18,985       790,535
PPG Industries, Inc. ..................................     19,000       964,060
                                                                     -----------
                                                                       2,762,319
                                                                     -----------
TELECOMMUNICATION SERVICES - 2.3%
SBC Communications, Inc. ..............................     42,134     1,076,524
Verizon Communications, Inc. ..........................     26,442     1,043,137
Vodafone Group PLC ADR (b) ............................     48,300       949,095
                                                                     -----------
                                                                       3,068,756
                                                                     -----------

See accompanying notes to financial statements.

                                                                 McMorgan Funds


                                                            Shares      Value
                                                            --------------------
UTILITIES - 1.3%
Entergy Corp. ..........................................    16,400   $   865,592
Exelon Corp. ...........................................    14,312       856,001
                                                                     -----------
                                                                       1,721,593
                                                                     -----------
Total Common Stocks
 (Cost $88,471,921) ....................................              82,898,821
                                                                     -----------


FIXED INCOME SECURITIES 36.4%
CORPORATE BONDS 18.3%


                                                           Principal
                                                            Amount
                                                           ---------
CONSUMER DISCRETIONARY - 1.8%
Cox Communications, Inc.
 6.75%, due 3/15/11 ...................................    $ 10,000       11,664
 7.125%, due 10/1/12 ..................................     235,000      280,621
 7.75%, due 11/1/10 ...................................     210,000      256,873
Sears Roebuck Acceptance Corp.
 6.90%, due 8/1/03 ....................................     115,000      115,468
Target Corp.
 6.35%, due 1/15/11 ...................................      90,000      103,856
 7.50%, due 8/15/10 ...................................     475,000      584,632
TCI Communications, Inc.
 8.75%, due 8/1/15 ....................................     115,000      149,088
Tele-Communications, Inc.
 9.80%, due 2/1/12 ....................................     370,000      490,131
Time Warner, Inc.
 9.125%, due 1/15/13 ..................................     260,000      332,996
                                                                       ---------
                                                                       2,325,329
                                                                       ---------
CONSUMER STAPLES - 1.4%
Bottling Group LLC 144A
 4.625%, due 11/15/12 .................................     325,000      339,690
ConAgra Foods, Inc.
 6.75%, due 9/15/11 ...................................     190,000      222,439
Kraft Foods, Inc.
 5.625%, due 11/1/11 ..................................     290,000      316,004
 6.25%, due 6/1/12 ....................................     450,000      509,031
Safeway, Inc.
 4.80%, due 7/16/07 ...................................      30,000       31,374
 5.80%, due 8/15/12 ...................................     260,000      278,802
 6.50%, due 11/15/08 ..................................     175,000      198,450
                                                                       ---------
                                                                       1,895,790
                                                                       ---------
ENERGY - 0.6%
Anadarko Petroleum Corp.
 6.125%, due 3/15/12 ..................................     390,000      441,781
Conoco Funding Co.
 6.35%, due 10/15/11 ..................................     360,000      420,507
                                                                       ---------
                                                                         862,288
                                                                       ---------

                                                            Principal
                                                             Amount       Value
                                                            --------------------
FINANCIALS - 8.9%
Aegon N.V.
 4.75%, due 6/1/13 .....................................    $ 35,000    $ 35,410
American Express Credit Corp.
 3.00%, due 5/16/08 ....................................     500,000     503,446
American General Finance Co.
 5.375%, due 10/1/12 ...................................     160,000     172,641
American International Group, Inc. 144A
 4.25%, due 5/15/13 ....................................     110,000     109,775
Bank of America Corp.
 6.25%, due 4/15/12 ....................................     845,000     978,919
CIT Group, Inc.
 4.125%, due 2/21/06 ...................................     260,000     269,105
Citigroup, Inc.
 5.625%, due 8/27/12 ...................................     255,000     280,943
 7.25%, due 10/1/10 ....................................     730,000     884,480
Countrywide Home Loans, Inc.
 3.25%, due 5/21/08 ....................................     370,000     371,787
Credit Suisse First Boston, Inc.
 6.50%, due 1/15/12 ....................................     235,000     269,676
Ford Motor Credit Corp.
 6.375%, due 11/5/08 ...................................     415,000     418,591
 6.55%, due 7/7/03 .....................................     125,000     125,052
 7.375%, due 10/28/09 ..................................     150,000     157,247
GE Global Insurance Holding Corp.
 7.50%, due 6/15/10 ....................................     365,000     433,555
General Electric Capital Corp.
 5.875%, due 2/15/12 ...................................     170,000     190,163
 6.00%, due 6/15/12 ....................................     170,000     191,891
General Motors Acceptance Corp.
 6.15%, due 4/5/07 .....................................     640,000     667,148
Goldman Sachs Group, Inc. (The)
 5.70%, due 9/1/12 .....................................     240,000     263,671
 6.60%, due 1/15/12 ....................................     250,000     290,495
Household Finance Corp.
 5.875%, due 2/1/09 ....................................      15,000      16,723
 6.375%, due 10/15/11 ..................................      70,000      79,594
 6.40%, due 6/17/08 ....................................     120,000     136,982
 6.75%, due 5/15/11 ....................................     485,000     563,264
Lehman Brothers Holdings, Inc.
 7.00%, due 2/1/08 .....................................     205,000     238,986
MBNA Corp.
 6.125%, due 3/1/13 ....................................     300,000     326,297
Merrill Lynch & Co., Inc.
 3.70%, due 4/21/08 ....................................     255,000     263,322
Morgan Stanley Dean Witter & Co.
 4.25%, due 5/15/10 ....................................     410,000     422,009
 6.875%, due 3/1/07 ....................................     110,000     126,066
National Rural Utilities Cooperative
 Finance Corp.
 5.75%, due 8/28/09 ....................................     225,000     249,027
 7.25%, due 3/1/12 .....................................      95,000     113,751
Prudential Financial, Inc.
 4.50%, due 7/15/13 ....................................     340,000     339,425

See accompanying notes to financial statements.

Balanced Fund
Portfolio of Investments (Continued)
June 30, 2003

CORPORATE BONDS (Continued)

                                                         Principal
                                                          Amount        Value
                                                         -----------------------
FINANCIALS (Continued)
SLM Corp.
 3.625%, due 3/17/08 ................................    $235,000    $   241,196
 5.05%, due 11/14/14 ................................     555,000        578,751
Transamerica Corp.
 6.75%, due 11/15/06 ................................     190,000        213,066
U.S. Bank National Association
 6.375%, due 8/1/11 .................................     520,000        607,028
Wells Fargo Financial, Inc.
 5.875%, due 8/15/08 ................................     135,000        154,522
 6.125%, due 4/18/12 ................................     425,000        487,824
                                                                     -----------
                                                                      11,771,828
                                                                     -----------
HEALTH CARE - 0.2%
Wyeth
 5.25%, due 3/15/13 .................................     285,000        301,162
                                                                     -----------
INDUSTRIALS - 1.4%
Boeing Capital Corp.
 5.80%, due 1/15/13 .................................     130,000        140,496
 6.10%, due 3/1/11 ..................................     125,000        137,970
General Electric Co.
 5.00%, due 2/1/13 ..................................     545,000        575,660
International Lease Finance Corp.
 5.625%, due 6/1/07 .................................     325,000        353,451
 5.875%, due 5/1/13 .................................      90,000         96,892
 6.375%, due 3/15/09 ................................     275,000        307,987
Raytheon Co.
 8.30%, due 3/1/10 ..................................     180,000        221,135
                                                                     -----------
                                                                       1,833,591
                                                                     -----------
INFORMATION TECHNOLOGY - 1.2%
First Data Corp.
 5.625%, due 11/1/11 ................................     460,000        509,028
Hewlett-Packard Co.
 3.625%, due 3/15/08 ................................      80,000         82,103
 5.50%, due 7/1/07 ..................................      80,000         88,428
 5.75%, due 12/15/06 ................................     340,000        378,824
International Business Machines Corp.
 4.25%, due 9/15/09 .................................     115,000        121,584
 4.75%, due 11/29/12 ................................     405,000        425,682
                                                                     -----------
                                                                       1,605,649
                                                                     -----------
MATERIALS - 0.9%
Alcoa, Inc.
 5.375%, due 1/15/13 ................................     300,000        325,490
 6.50%, due 6/1/11 ..................................     145,000        168,802
BHP Finance USA Ltd.
 4.80%, due 4/15/13 .................................     340,000        354,496
Weyerhaeuser Co.
 5.25%, due 12/15/09 ................................     150,000        160,503
 5.95%, due 11/1/08 .................................     130,000        145,449
                                                                     -----------
                                                                       1,154,740
                                                                     -----------

                                                        Principal
                                                          Amount        Value
                                                        ------------------------
TELECOMMUNICATION SERVICES - 1.7%
AT&T Wireless Services, Inc.
 7.875%, due 3/1/11 ................................    $  130,000   $   153,533
 8.125%, due 5/1/12 ................................       265,000       319,287
Citizens Communications Co.
 7.625%, due 8/15/08 ...............................       265,000       314,765
 9.25%, due 5/15/11 ................................       125,000       161,744
Verizon Global Funding Corp.
 7.375%, due 9/1/12 ................................        75,000        91,478
Verizon New England, Inc.
 6.50%, due 9/15/11 ................................       185,000       214,663
Verizon New York, Inc.
 6.875%, due 4/1/12 ................................        75,000        88,287
Verizon Pennsylvania
 5.65%, due 11/15/11 ...............................       465,000       513,163
Vodafone Group PLC
 3.95%, due 1/30/08 ................................       160,000       167,321
 7.75%, due 2/15/10 ................................       140,000       172,260
                                                                     -----------
                                                                       2,196,501
                                                                     -----------
UTILITIES - 0.2%
Virginia Electric & Power Co.
 4.75%, due 3/1/13 .................................       250,000       259,268
                                                                     -----------
Total Corporate Bonds
 (Cost $22,447,976) ................................                  24,206,146
                                                                     -----------
U.S. GOVERNMENT SECURITIES 7.9%

U.S. GOVERNMENT AGENCY OBLIGATIONS 1.1%

FINANCING CORPORATION - 0.2%
 8.60%, due 9/26/19 ................................       125,000       181,927
                                                                     -----------
RESOLUTION FUNDING STRIP - 0.9%
 0.00%, due 10/15/19 (c) ...........................     2,720,000     1,215,764
                                                                     -----------
Total U.S. Government Agency Obligations
 (Cost $1,236,059) .................................                   1,397,691
                                                                     -----------
U.S. TREASURY OBLIGATIONS - 6.8%

UNITED STATES TREASURY BONDS - 3.3%
 5.25%, due 2/15/29 ................................     3,720,000     4,050,585
 7.50%, due 11/15/16 ...............................       250,000       339,365
                                                                     -----------
                                                                       4,389,950
                                                                     -----------
UNITED STATES TREASURY INFLATIONARY
 INDEXED BONDS - 1.3%
 3.375%, due 4/15/32 ...............................       495,000       620,527
 3.875%, due 4/15/29 ...............................       800,000     1,141,110
                                                                     -----------
                                                                       1,761,637
                                                                     -----------

See accompanying notes to financial statements.

                                                                 McMorgan Funds

                                                       Principal
                                                         Amount         Value
                                                       -------------------------
UNITED STATES TREASURY INFLATIONARY
 INDEXED NOTE- 0.8%
 3.875%, due 1/15/09 ..............................    $  785,000   $  1,007,615
                                                                    ------------
UNITED STATES TREASURY NOTE - 1.4%
 4.375%, due 8/15/12 ..............................     1,765,000      1,892,481
                                                                    ------------
Total U.S. Treasury Obligations
 (Cost $8,850,380) ................................                    9,051,683
                                                                    ------------
Total U.S. Government Securities
 (Cost $10,086,439) ...............................                   10,449,374
                                                                    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.2%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.8%
 4.00%, due 2/15/17 ...............................       200,000        203,349
 4.75%, due 12/15/26 ..............................       500,000        509,714
 5.25%, due 10/15/22 ..............................     1,000,000      1,004,397
 5.50%, due 1/15/24-4/15/24 .......................     2,797,355      2,809,445
 5.75%, due 9/15/16 ...............................     1,100,000      1,142,816
 5.95%, due 11/15/21 ..............................        66,344         66,525
 6.00%, due 1/15/24-11/15/27 ......................     1,565,758      1,589,432
 6.10%, due 8/15/28 ...............................        24,311         24,486
 6.25%, due 4/15/27 ...............................         5,789          5,833
 6.50%, due 11/15/21-11/15/22 .....................       381,488        392,433
                                                                    ------------
                                                                       7,748,430
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.0%
 5.25%, due 9/25/24-2/25/29 .......................       727,113        730,302
 5.50%, due 5/25/17 ...............................     1,000,000      1,004,929
 5.75%, due 12/25/22 ..............................     1,450,000      1,462,002
 6.00%, due 7/25/20-5/25/29 .......................     1,989,315      2,019,368
 6.50%, due 7/25/22 ...............................        69,642         69,856
                                                                    ------------
                                                                       5,286,457
                                                                    ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.4%
 5.50%, due 9/20/29 ...............................       525,000        539,869
                                                                    ------------
Total Collateralized Mortgage Obligations
 (Cost $13,228,487) ...............................                   13,574,756
                                                                    ------------
Total Fixed Income Securities
 (Cost $45,762,902) ...............................                   48,230,276
                                                                    ------------
Total Investments
 (Cost $134,234,823) (d) ..........................          98.9%   131,129,097
Cash and Other Assets,
 Less Liabilities .................................           1.1      1,420,509
                                                       ----------   ------------
Net Assets ........................................         100.0%  $132,549,606
                                                       ==========   ============
(a) Non-dividend paying stock.
(b) ADR - American Depositary Receipt.
(c) Zero coupon bond.
(d) Aggregate cost for federal income tax purposes is $134,381,780 and net unrealized depreciation is as follows:
    Gross unrealized appreciation..................                 $  8,876,308
    Gross unrealized depreciation..................                  (12,128,991)
                                                                    ------------
    Net unrealized depreciation....................                 $ (3,252,683)
                                                                    ============

See accompanying notes to financial statements.

Balanced Fund
Statement of Assets and Liabilities
As of June 30, 2003

ASSETS:
 Investments in securities at value
   (cost $134,234,823) ..........................................  $131,129,097
 Cash-interest bearing accounts .................................     1,574,132
 Dividends and interest receivable ..............................       613,036
 Receivable for fund shares sold ................................       256,853
 Receivable for securities sold .................................       253,866
 Other assets ...................................................        21,536
                                                                   ------------
   Total assets .................................................   133,848,520
                                                                   ------------
LIABILITIES:
 Payable for fund shares redeemed ...............................       652,353
 Payable for securities purchased ...............................       573,864
 Payable to Advisor, net ........................................        31,260
 Administration fees payable ....................................         6,652
 Accounting fees payable ........................................         4,732
 12b-1 fees payable .............................................         1,432
 Accrued expenses ...............................................        28,621
                                                                   ------------
   Total liabilities ............................................     1,298,914
                                                                   ------------
Net Assets ......................................................  $132,549,606
                                                                   ============
NET ASSETS CONSIST OF:
 Capital paid-in ................................................  $150,159,804
 Accumulated undistributed net investment income ................        96,898
 Accumulated net realized loss on investments ...................   (14,601,370)
 Net unrealized depreciation on investments .....................    (3,105,726)
                                                                   ------------
                                                                   $132,549,606
                                                                   ============
Net Assets:
 Class McMorgan .................................................  $125,657,872
 Class Z ........................................................     6,891,734
                                                                   ------------
                                                                   $132,549,606
                                                                   ============
Shares Outstanding:
 Class McMorgan .................................................     8,095,887
                                                                   ============
 Class Z ........................................................       444,070
                                                                   ============
Net asset value and redemption price per share:
 Class McMorgan .................................................  $      15.52
                                                                   ============
 Class Z ........................................................  $      15.52
                                                                   ============

Statement of Operations
For the year ended June 30, 2003

INVESTMENT INCOME:
Interest ........................................................  $  3,273,215
Dividends (net of foreign withholding taxes
 of $7,816) .....................................................     1,736,412
                                                                   ------------
   Total investment income ......................................     5,009,627
                                                                   ------------
Expenses:
 Investment advisory fees (Note E) ..............................       645,912
 Administration fees ............................................        84,813
 Transfer agent fees ............................................        58,700
 Accounting fees ................................................        58,286
 Legal fees .....................................................        32,597
 Auditing fees ..................................................        21,000
 Custodian fees .................................................        19,561
 12b-1 distribution fees (Class Z) ..............................        18,957
 Registration expenses ..........................................        18,216
 Insurance fees .................................................        18,045
 Trustees fees ..................................................        12,505
 Report to shareholder expense ..................................        11,185
 Miscellaneous expenses .........................................        26,290
                                                                   ------------
   Total expenses ...............................................     1,026,067
 Expenses reimbursed (Note E) ...................................      (145,813)
                                                                   ------------
   Net expenses .................................................       880,254
                                                                   ------------
Net investment income ...........................................     4,129,373
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized loss on investments ...............................   (12,894,712)
 Net change in unrealized depreciation
   on investments ...............................................    12,006,038
                                                                   ------------
 Net realized and unrealized loss on investments ................      (888,674)
                                                                   ------------
Increase in net assets from operations ..........................  $  3,240,699
                                                                   ============

See accompanying notes to financial statements.

                                                                 McMorgan Funds

Balanced Fund
Statement of Changes in Net Assets
For the years ended June 30, 2003
and June 30, 2002

                                                       For the         For the
                                                      Year Ended     Year Ended
                                                       6/30/03         6/30/02
                                                     ------------   ------------
DECREASE IN NET ASSETS:
Operations:
 Net investment income ..........................    $  4,129,373   $  4,970,199
 Net realized loss on investments ...............     (12,894,712)    (1,967,104)
 Net change in unrealized depreciation on
   investments ..................................      12,006,038    (20,890,855)
                                                     ------------   ------------
 Increase (decrease) in net assets ..............       3,240,699    (17,887,760)
                                                     ------------   ------------
Dividends and distributions to shareholders:
 From net investment income:
   Class McMorgan shares.........................      (3,999,874)    (4,759,418)
   Class Z shares................................        (212,901)      (198,417)
 From capital gains:
   Class McMorgan shares.........................         (13,633)    (4,714,300)
   Class Z shares................................            (724)      (222,463)
                                                     ------------   ------------
 Total dividends and distributions to
   shareholders .................................      (4,227,132)    (9,894,598)
                                                     ------------   ------------
Capital share transactions:
 Net proceeds from sale of shares:
   Class McMorgan shares.........................      15,646,318     24,150,378
   Class Z shares................................       5,601,378      2,732,897
 Net asset value of shares issued to
   shareholders in reinvestment of dividends and
   distributions:
   Class McMorgan shares.........................       3,796,393      8,907,564
   Class Z shares................................         213,625        420,878
                                                     ------------   ------------
                                                       25,257,714     36,211,717
 Cost of shares redeemed:
   Class McMorgan shares.........................     (54,118,882)   (20,714,118)
   Class Z shares................................      (5,879,872)    (2,611,529)
                                                     ------------   ------------
 Increase (decrease) in net assets derived from
capital share transactions ......................     (34,741,040)    12,886,070
                                                     ------------   ------------
 Total decrease in net assets ...................     (35,727,473)   (14,896,288)
Net Assets:
 Beginning of year ..............................     168,277,079    183,173,367
                                                     ------------   ------------
 End of year (including undistributed net
   investment income of $96,898 and $180,300,
   respectively) ................................    $132,549,606   $168,277,079
                                                     ============   ============

See accompanying notes to financial statements.

Balanced Fund

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                     For the         For the        For the         For the
                                                                    Year Ended     Year Ended      Year Ended     Year Ended
                                                                     6/30/03         6/30/03        6/30/02         6/30/02
                                                                    ----------   --------------    ----------   --------------
                                                                      Class                          Class
                                                                     McMorgan        Class Z        McMorgan        Class Z
                                                                    ----------   --------------    ----------   --------------
Net asset value, beginning of period ..........................        $15.51        $  15.51         $18.15        $  18.15
                                                                       ------        --------         ------        --------
  Income from investment operations:
  Net investment income........................................          0.44            0.40           0.48            0.43
  Net realized and unrealized gain (loss) on investments.......          0.02            0.03          (2.16)          (2.16)
                                                                       ------        --------         ------        --------
     Total from investment operations .........................          0.46            0.43          (1.68)          (1.73)
                                                                       ------        --------         ------        --------
  Less dividends and distributions:
  From net investment income...................................         (0.45)          (0.42)         (0.48)          (0.43)
  From capital gains...........................................         (0.00)(b)       (0.00)(b)      (0.48)          (0.48)
                                                                       ------        --------         ------        --------
     Total dividends and distributions ........................         (0.45)          (0.42)         (0.96)          (0.91)
                                                                       ------        --------         ------        --------
Net asset value, end of period ................................        $15.52        $  15.52         $15.51        $  15.51
                                                                       ======        ========         ======        ========
Total return ..................................................          3.16%           2.90%         (9.65)%         (9.87)%

Ratios/Supplemental Data:
  Net assets, end of period (in 000's).........................       125,658        $  6,892        161,436        $  6,842
  Ratio of expenses to average net assets before
   reimbursement and recovery of expenses by Advisor ..........          0.70%           0.95%          0.67%           0.92%
  Ratio of expenses to average net assets after
   reimbursement and recovery of expenses by Advisor ..........          0.60%           0.85%          0.60%           0.85%
  Ratio of net investment income to average net assets before
   reimbursement and recovery of expenses by Advisor...........          2.79%           2.54%          2.70%           2.45%
  Ratio of net investment income to average net assets after
   reimbursement and recovery of expenses by Advisor...........          2.89%           2.64%          2.77%           2.52%
  Portfolio turnover...........................................         56.23%          56.23%         45.80%          45.80%

                                                                       For the         For the           For the
                                                                     Year Ended      Period Ended      Year Ended
                                                                       6/30/01         6/30/01*          6/30/00
                                                                    ------------    --------------   --------------
                                                                        Class                             Class
                                                                      McMorgan         Class Z           McMorgan
                                                                    ------------    --------------   --------------
Net asset value, beginning of period ..........................         $19.93          $  19.26         $  20.15
                                                                        ------          --------         --------
  Income from investment operations:
  Net investment income........................................           0.52              0.21             0.55
  Net realized and unrealized gain (loss) on investments.......          (1.07)            (1.10)            0.07
                                                                        ------          --------         --------
     Total from investment operations .........................          (0.55)            (0.89)            0.62
                                                                        ------          --------         --------
  Less dividends and distributions:
  From net investment income...................................          (0.53)            (0.22)           (0.55)
  From capital gains...........................................          (0.70)               --            (0.29)
                                                                        ------          --------         --------
     Total dividends and distributions ........................          (1.23)            (0.22)           (0.84)
                                                                        ------          --------         --------
Net asset value, end of period ................................         $18.15          $  18.15         $  19.93
                                                                        ======          ========         ========
Total return ..................................................          (2.84)%           (4.63)%(a)        3.17%

Ratios/Supplemental Data:
  Net assets, end of period (in 000's).........................        175,681          $  7,492         $165,066
  Ratio of expenses to average net assets before
   reimbursement and recovery of expenses by Advisor ..........           0.65%             0.90%+           0.64%
  Ratio of expenses to average net assets after
   reimbursement and recovery of expenses by Advisor ..........           0.60%             0.85%+           0.60%
  Ratio of net investment income to average net assets before
   reimbursement and recovery of expenses by Advisor...........           2.69%             2.44%+           2.73%
  Ratio of net investment income to average net assets after
   reimbursement and recovery of expenses by Advisor...........           2.74%             2.49%+           2.77%
  Portfolio turnover...........................................          38.09%            38.09%           22.44%

---------------
*   Class Z commenced operations on January 25, 2001.
(a) Total return is not annualized.
(b) Less than one cent per share.
+   Annualized.

See accompanying notes to financial statements.

                                                                 McMorgan Funds

Equity Investment Fund
Portfolio of Investments
June 30, 2003

COMMON STOCKS 97.0%

                                                           Shares       Value
                                                           ---------------------
CONSUMER DISCRETIONARY - 8.3%
AOL Time Warner, Inc. (a) .............................     79,400   $ 1,277,546
Comcast Corp. (a) .....................................    109,374     3,300,907
General Motors Corp. ..................................     25,100       903,600
Home Depot, Inc. (The) ................................    100,900     3,341,808
Knight-Ridder, Inc. ...................................     20,850     1,437,191
Kohl's Corp. (a) ......................................     19,900     1,022,462
Penney (J.C.) Co., Inc. ...............................     18,400       310,040
Target Corp. ..........................................     55,300     2,092,552
Viacom, Inc. Class B (a) ..............................     46,800     2,043,288
Walt Disney Co. (The) .................................     16,040       316,790
                                                                     -----------
                                                                      16,046,184
                                                                     -----------
CONSUMER STAPLES - 13.8%
Altria Group, Inc. ....................................     23,700     1,076,928
Anheuser-Busch Cos., Inc. .............................     61,400     3,134,470
Costco Wholesale Corp. (a) ............................     58,450     2,139,270
Kimberly-Clark Corp. ..................................     25,100     1,308,714
PepsiCo, Inc. .........................................    105,750     4,705,875
Procter & Gamble Co. (The) ............................     45,600     4,066,608
Sara Lee Corp. ........................................    128,800     2,422,728
SYSCO Corp. ...........................................     46,100     1,384,844
Walgreen Co. ..........................................     74,800     2,251,480
Wal-Mart Stores, Inc. .................................     75,000     4,025,250
                                                                     -----------
                                                                      26,516,167
                                                                     -----------
ENERGY - 6.7%
BP PLC ADR (b) ........................................     49,350     2,073,687
ChevronTexaco Corp. ...................................     26,951     1,945,862
ExxonMobil Corp. ......................................    160,700     5,770,737
Royal Dutch Petroleum Co. ADR (b) .....................     22,900     1,067,598
Schlumberger Ltd. .....................................     41,350     1,967,020
                                                                     -----------
                                                                      12,824,904
                                                                     -----------
FINANCIALS - 17.8%
Allstate Corp. (The) ..................................     48,700     1,736,155
American International Group, Inc. ....................     62,350     3,440,473
Bank of America Corp. .................................     52,175     4,123,390
Bank One Corp. ........................................     31,100     1,156,298
Citigroup, Inc. .......................................    180,908     7,742,862
Federal Home Loan Mortgage Corp. ......................     22,400     1,137,248
Federal National Mortgage Association .................     55,000     3,709,200
Marsh & McLennan Cos., Inc. ...........................     30,000     1,532,100
Merrill Lynch & Co., Inc. .............................     51,000     2,380,680
Travelers Property Casualty Corp.
 Class A ..............................................      9,569       152,147
Travelers Property Casualty Corp.
 Class B ..............................................     34,562       545,043
U.S. Bancorp ..........................................    108,079     2,647,936
Wachovia Corp. ........................................     64,700     2,585,412
Washington Mutual, Inc. ...............................     32,900     1,358,770
                                                                     -----------
                                                                      34,247,714
                                                                     -----------

                                                           Shares       Value
                                                           ---------------------
HEALTH CARE - 16.7%
Amgen, Inc. (a) .......................................     14,500   $   963,380
Baxter International, Inc. ............................     56,300     1,463,800
Bristol-Myers Squibb Co. ..............................     45,900     1,246,185
Cardinal Health, Inc. .................................     34,600     2,224,780
Johnson & Johnson .....................................     81,060     4,190,802
Lilly (Eli) & Co. .....................................     34,600     2,386,362
Medtronic, Inc. .......................................     26,300     1,261,611
Merck & Co., Inc. .....................................     61,295     3,711,412
Pfizer, Inc. ..........................................    245,685     8,390,143
Schering-Plough Corp. .................................     81,300     1,512,180
UnitedHealth Group, Inc. ..............................     41,600     2,090,400
Zimmer Holdings, Inc. (a) .............................     61,650     2,777,332
                                                                     -----------
                                                                      32,218,387
                                                                     -----------
INDUSTRIALS - 10.2%
3M Co. ................................................     27,930     3,602,411
CSX Corp. .............................................     30,800       926,772
Emerson Electric Co. ..................................     38,400     1,962,240
General Dynamics Corp. ................................      9,800       710,500
General Electric Co. ..................................    212,900     6,105,972
Honeywell International, Inc. .........................     69,900     1,876,815
Tyco International, Ltd. ..............................     97,100     1,842,958
United Parcel Service, Inc. Class B ...................     39,700     2,528,890
                                                                     -----------
                                                                      19,556,558
                                                                     -----------
INFORMATION TECHNOLOGY - 15.1%
Accenture Ltd. Class A (a) ............................     69,400     1,255,446
Affiliated Computer Services, Inc.
 Class A (a) ..........................................     26,700     1,220,991
Automatic Data Processing, Inc. .......................     48,400     1,638,824
BMC Software, Inc. (a) ................................     35,200       574,816
Cisco Systems, Inc. (a) ...............................    191,500     3,196,135
Dell Computer Corp. ...................................     46,900     1,498,924
Hewlett-Packard Co. ...................................    113,609     2,419,872
Intel Corp. ...........................................    190,450     3,958,313
International Business Machines Corp. .................     33,900     2,796,750
Microsoft Corp. .......................................    297,200     7,611,292
Novellus Systems, Inc. (a) ............................     35,450     1,298,214
Paychex, Inc. .........................................     17,300       507,063
Texas Instruments, Inc. ...............................     36,200       637,120
Xilinx, Inc. (a) ......................................     16,700       422,677
                                                                     -----------
                                                                      29,036,437
                                                                     -----------
MATERIALS - 2.8%
Alcoa, Inc. ...........................................     37,400       953,700
Dow Chemical Co. (The) ................................     32,800     1,015,488
E.I. du Pont de Nemours & Co. .........................     38,404     1,599,143
PPG Industries, Inc. ..................................     37,800     1,917,972
                                                                     -----------
                                                                       5,486,303
                                                                     -----------
TELECOMMUNICATION SERVICES - 3.5%
SBC Communications, Inc. ..............................     87,795     2,243,162
Verizon Communications, Inc. ..........................     62,562     2,468,071
Vodafone Group PLC ADR (b) ............................    106,950     2,101,568
                                                                     -----------
                                                                       6,812,801
                                                                     -----------

See accompanying notes to financial statements.

Equity Investment Fund
Portfolio of Investments (Continued)
June 30, 2003

COMMON STOCKS (Continued)

                                                           Shares       Value
                                                           ---------------------
UTILITIES - 2.1%
Entergy Corp. .........................................    36,900   $  1,947,582
Exelon Corp. ..........................................    36,312      2,171,821
                                                                    ------------
                                                                       4,119,403
                                                                    ------------
Total Common Stocks
 (Cost $201,537,239) (c) ..............................      97.0%   186,864,858
Cash and Other Assets,
 Less Liabilities .....................................       3.0      5,775,258
                                                           ------   ------------
Net Assets ............................................     100.0%  $192,640,116
                                                           ======   ============
(a) Non-dividend paying stock.
(b) ADR - American Depositary Receipt.
(c) Aggregate cost for federal income tax purposes is $202,078,579 and net unrealized depreciation is as follows:

    Gross unrealized appreciation......................             $ 13,926,228
    Gross unrealized depreciation......................              (29,139,949)
                                                                    ------------
  Net unrealized depreciation..........................             $(15,213,721)
                                                                    ============



See accompanying notes to financial statements.

                                                                 McMorgan Funds

Equity Investment Fund
Statement of Assets and Liabilities
As of June 30, 2003

ASSETS:
 Investments in securities at value
   (cost $201,537,239) ..........................................   $186,864,858
 Cash-interest bearing accounts .................................      5,959,341
 Dividends and interest receivable ..............................        196,525
 Receivable for fund shares sold ................................        147,055
 Other assets ...................................................         26,177
                                                                    ------------
   Total assets .................................................    193,193,956
                                                                    ------------
LIABILITIES:
 Payable for fund shares redeemed ...............................        292,562
 Payable for securities purchased ...............................        129,139
 Payable to advisor, net ........................................         80,540
 Administration fees payable ....................................          9,208
 Accounting fees payable ........................................          5,515
 12b-1 fees payable .............................................          2,133
 Accrued expenses ...............................................         34,743
                                                                    ------------
   Total liabilities ............................................        553,840
                                                                    ------------
Net Assets ......................................................   $192,640,116
                                                                    ============
NET ASSETS CONSIST OF:
 Capital paid-in ................................................   $252,427,702
 Accumulated undistributed net investment income ................         29,408
 Accumulated net realized loss on investments ...................    (45,144,613)
 Net unrealized depreciation on investments .....................    (14,672,381)
                                                                    ------------
                                                                    $192,640,116
                                                                    ============
Net Assets:
 Class McMorgan .................................................   $182,470,477
 Class Z ........................................................     10,169,639
                                                                    ------------
                                                                    $192,640,116
                                                                    ============
Shares Outstanding:
 Class McMorgan .................................................     10,113,379
                                                                    ============
 Class Z ........................................................        563,827
                                                                    ============
Net asset value and redemption price per share:
 Class McMorgan .................................................   $      18.04
                                                                    ============
 Class Z ........................................................   $      18.04
                                                                    ============

Statement of Operations
For the year ended June 30, 2003

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes
 of $17,666) ....................................................   $  3,944,008
Interest ........................................................          9,267
                                                                    ------------
 Total investment income ........................................      3,953,275
                                                                    ------------
Expenses:
 Investment advisory fees (Note E) ..............................        963,496
 Administration fees ............................................        109,739
 Accounting fees ................................................         65,916
 Transfer agent fees ............................................         63,704
 Legal fees .....................................................         34,552
 12b-1 distribution fees (Class Z) ..............................         28,132
 Insurance fees .................................................         24,103
 Auditing fees ..................................................         22,000
 Registration expenses ..........................................         20,927
 Custodian fees .................................................         20,204
 Trustees fees ..................................................         16,720
 Report to shareholder expense ..................................         13,513
 Miscellaneous expenses .........................................          7,241
                                                                    ------------
   Total expenses ...............................................      1,390,247
 Expenses reimbursed (Note E) ...................................              -
                                                                    ------------
   Net expenses .................................................      1,390,247
                                                                    ------------
Net investment income ...........................................      2,563,028
                                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized loss on investments ...............................    (40,974,304)
 Net change in unrealized depreciation
   on investments ...............................................     30,212,244
                                                                    ------------
 Net realized and unrealized loss on investments ................    (10,762,060)
                                                                    ------------
Decrease in net assets from operations ..........................   $ (8,199,032)
                                                                    ============


See accompanying notes to financial statements.

Equity Investment Fund
Statement of Changes in Net Assets
For the years ended June 30, 2003
and June 30, 2002

                                                       For the         For the
                                                      Year Ended     Year Ended
                                                       6/30/03         6/30/02
                                                     ------------   ------------
DECREASE IN NET ASSETS:
Operations:
 Net investment income ..........................    $  2,563,028   $  2,128,868
 Net realized loss on investments ...............     (40,974,304)      (412,313)
 Net change in unrealized appreciation
   (depreciation) on investments ................      30,212,244    (51,907,999)
                                                     ------------   ------------
 Decrease in net assets .........................      (8,199,032)   (50,191,444)
                                                     ------------   ------------
Dividends and distributions to shareholders:
 From net investment income:
   Class McMorgan shares.........................      (2,507,513)    (1,900,256)
   Class Z shares................................        (127,479)      (102,419)
 From capital gains:
   Class McMorgan shares.........................              --     (3,755,053)
   Class Z shares................................              --       (283,384)
                                                     ------------   ------------
 Total dividends and distributions to
   shareholders .................................      (2,634,992)    (6,041,112)
                                                     ------------   ------------
Capital share transactions:
 Net proceeds from sale of shares:
   Class McMorgan shares.........................      26,212,652     63,705,038
   Class Z shares................................       4,876,705      8,763,309
 Net asset value of shares issued to
   shareholders in reinvestment of dividends and
   distributions:
   Class McMorgan shares.........................       2,447,979      5,541,393
   Class Z shares................................         127,479        385,801
                                                     ------------   ------------
                                                       33,664,815     78,395,541
 Cost of shares redeemed:
   Class McMorgan shares.........................     (33,119,878)   (48,403,849)
   Class Z shares................................      (6,621,781)    (4,459,253)
                                                     ------------   ------------
 Increase (decrease) in net assets derived from
   capital share transactions ...................      (6,076,844)    25,532,439
                                                     ------------   ------------
 Total decrease in net assets ...................     (16,910,868)   (30,700,117)

Net Assets:
 Beginning of year ..............................     209,550,984    240,251,101
                                                     ------------   ------------
 End of year (including undistributed net
   investment income of $29,408 and $101,372,
   respectively) ................................    $192,640,116   $209,550,984
                                                     ============   ============

See accompanying notes to financial statements.

                                                                 McMorgan Funds

Equity Investment Fund

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                    For the          For the         For the        For the
                                                                  Year Ended        Year Ended     Year Ended      Year Ended
                                                                    6/30/99          6/30/03         6/30/03        6/30/02
                                                                --------------      ----------   --------------    ----------
                                                                     Class            Class                          Class
                                                                   McMorgan          McMorgan        Class Z        McMorgan
                                                                --------------      ----------   --------------    ----------
 Net asset value, beginning of period ..........................     $ 19.05          $  19.05        $ 24.57        $  24.57
                                                                     -------          --------        -------        --------
  Income from investment operations:
  Net investment income ........................................        0.23              0.18           0.21            0.15
  Net realized and unrealized gain (loss) on investments .......       (1.00)            (1.00)         (5.12)          (5.11)
                                                                     -------          --------        -------        --------
        Total from investment operations .......................       (0.77)            (0.82)         (4.91)          (4.96)
                                                                     -------          --------        -------        --------
  Less dividends and distributions:
  From net investment income ...................................       (0.24)            (0.19)         (0.20)          (0.15)
  From capital gains ...........................................           -                 -          (0.41)          (0.41)
                                                                     -------          --------        -------        --------
        Total dividends and distributions ......................       (0.24)            (0.19)         (0.61)          (0.56)
                                                                     -------          --------        -------        --------
Net asset value, end of period .................................     $ 18.04          $  18.04        $ 19.05        $  19.05
                                                                     =======          ========        =======        ========
Total return ...................................................       (3.99)%           (4.23)%       (20.34)%        (20.52)%

Ratios/ Supplemental Data:
  Net assets, end of period (in 000's) .........................     182,470          $ 10,170        196,914        $ 12,637
  Ratio of expenses to average net assets before
    reimbursement and recovery of expenses by Advisor ..........        0.71%             0.96%          0.71%           0.96%
  Ratio of expenses to average net assets after
    reimbursement and recovery of expenses by Advisor ..........        0.71%             0.96%          0.71%           0.96%
  Ratio of net investment income to average net assets before
    reimbursement and recovery of expenses by Advisor ..........        1.34%             1.09%          0.95%           0.70%
  Ratio of net investment income to average net assets after
    reimbursement and recovery of expenses by Advisor ..........        1.34%             1.09%          0.95%           0.70%
  Portfolio turnover ...........................................       30.77%            30.77%         14.95%          14.95%

                                                                    For the          For the         For the           For the
                                                                  Year Ended       Year Ended      Period Ended      Year Ended
                                                                    6/30/02          6/30/01         6/30/01*          6/30/00
                                                                --------------    ------------    --------------   --------------
                                                                                      Class                             Class
                                                                    Class Z         McMorgan         Class Z           McMorgan
                                                                --------------    ------------    --------------   --------------
 Net asset value, beginning of period ..........................       $ 30.17         $  27.68        $  30.37        $  25.29
                                                                       -------         --------        --------        --------
  Income from investment operations:
  Net investment income ........................................          0.19             0.06            0.23            0.23
  Net realized and unrealized gain (loss) on investments .......         (3.83)           (3.10)           0.30            5.21
                                                                       -------         --------        --------        --------
        Total from investment operations .......................         (3.64)           (3.04)           0.53            5.44
                                                                       -------         --------        --------        --------
  Less dividends and distributions:
  From net investment income ...................................         (0.20)           (0.07)          (0.23)          (0.22)
  From capital gains ...........................................         (1.76)              --           (0.50)          (0.14)
                                                                       -------         --------        --------        --------
        Total dividends and distributions ......................         (1.96)           (0.07)          (0.73)          (0.36)
                                                                       -------         --------        --------        --------
Net asset value, end of period .................................       $ 24.57         $  24.57        $  30.17        $  30.37
                                                                       =======         ========        ========        ========
Total return ...................................................        (12.44)%         (10.97)%(a)       1.80%          21.70%

Ratios/ Supplemental Data:
  Net assets, end of period (in 000's) .........................       228,606         $ 11,645        $260,033        $204,102
  Ratio of expenses to average net assets before
    reimbursement and recovery of expenses by Advisor ..........          0.69%            0.94%+          0.67%           0.66%
  Ratio of expenses to average net assets after
    reimbursement and recovery of expenses by Advisor ..........          0.69%            0.94%+          0.68%           0.75%
  Ratio of net investment income to average net assets before
    reimbursement and recovery of expenses by Advisor ..........          0.69%            0.44%+          0.78%           0.95%
  Ratio of net investment income to average net assets after
    reimbursement and recovery of expenses by Advisor ..........          0.69%            0.44%+          0.77%           0.86%
  Portfolio turnover ...........................................         22.52%           22.52%          13.68%           4.79%

---------------
*   Class Z commenced operations on February 1, 2001.
(a) Total return is not annualized.
+   Annualized.

See accompanying notes to financial statements.

Note (A) Significant Accounting Policies: McMorgan Funds (the "Trust"), is a no-load, open-end management investment company that is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust was organized as a Delaware statutory trust (formerly business trust) on February 3, 1994. The Trust offers shares of beneficial interest (collectively, the "Shares") in the following series: McMorgan Principal Preservation Fund (the "Principal Preservation Fund"), McMorgan Intermediate Fixed Income Fund (the "Intermediate Fixed Income Fund"), McMorgan Fixed Income Fund (the "Fixed Income Fund"), McMorgan Balanced Fund (the "Balanced Fund") and McMorgan Equity Investment Fund (the "Equity Investment Fund") (collectively, the "Funds"). The Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund offer two classes of shares: McMorgan Funds Shares and Class Z Shares. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The Principal Preservation Fund only offers the McMorgan Funds class of shares. The Principal Preservation Fund commenced investment operations on July 13, 1994. The Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund commenced investment operations on July 14, 1994. Investment in the Principal Preservation Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Principal Preservation Fund will be able to maintain a stable net asset value of $1.00. Certain officers and trustees of the Funds are also officers and directors of McMorgan & Company LLC (the "Advisor"). The Advisor is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM"), which is a diversified financial services holding company and a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). No officer or employee of the Advisor receives any compensation from the Funds for acting as a trustee of the Funds. All Trust officers serve without direct compensation from the Funds. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

   (1) Security Valuation: The net asset value per share of each Fund is computed as of the close of regular trading on the New York Stock Exchange. The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The equity securities of each Fund listed or traded on a stock exchange are valued at the last sale price on its principal exchange. If no sale price is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the last bid and asked prices. Fixed-income securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Funds' Board of Trustees. All securities held in the portfolio of the Principal Preservation Fund, and the debt securities with maturities of 60 days or less held by the other Funds, are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Funds' Board of Trustees.

   (2) Repurchase Agreements: Each Fund may enter into repurchase agreements to earn income. The Funds may only enter into repurchase agreements with financial institutions that are deemed to be creditworthy by the Advisor, pursuant to guidelines established by the Funds' Board of Trustees. During the term of any repurchase agreement, the Advisor will continue to monitor the creditworthiness of the seller. Repurchase agreements are considered under the Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement

<
                                       38

                                                                  June 30, 2003

   should default on its obligation to repurchase the underlying security, the Fund may experience a delay or difficulty in exercising its right to the collateral. In addition, the Funds may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security.

   (3) Investment Income and Security Transactions: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums/ discounts on fixed income securities are amortized/accreted daily. Security transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is determined using the first-in-first-out method.

   (4) Federal Income Taxes: The Trust has elected to be treated as a "regulated investment company" under
   Sub-chapter M of the Internal Revenue Code and to distribute substantially all of the Funds' net taxable income. Each Fund qualified for such treatment for the year ended June 30, 2003. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements.

   (5) Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date.

   (6) Use of Estimates: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note (B) Dividends from Net Investment Income and Distributions of Capital
Gains: The Principal Preservation Fund declares dividends daily from its net investment income. The Principal Preservation Fund's dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. The Intermediate Fixed Income Fund and the Fixed Income Fund distribute their respective net investment income to shareholders monthly and net capital gains, if any, are distributed annually. With respect to the Balanced Fund and the Equity Investment Fund, dividends from net investment income are distributed quarterly and net realized gains from investment transactions, if any, are distributed to shareholders annually.

The tax character of distributions paid during the years ended June 30, 2003 and June 30, 2002 was as follows:

                                                    Intermediate
                                                    Fixed Income               Fixed Income
                                                        Fund                       Fund
                                              ------------------------    -----------------------
                                                2003           2002          2003         2002
                                             ----------    -----------    ----------   ----------
Distributions paid from:
 Ordinary income .........................   $8,013,964    $11,677,575    $2,027,527   $1,711,646
 Long-term capital gain ..................      471,822        778,968             -            -
                                             ----------    -----------    ----------   ----------
                                             $8,485,786    $12,456,543    $2,027,527   $1,711,646
                                             ==========    ===========    ==========   ==========



                                                      Balanced               Equity Investment
                                                        Fund                       Fund
                                               -----------------------    -----------------------
                                                 2003          2002          2003         2002
                                              ----------    ----------    ----------   ----------
Distributions paid from:
 Ordinary income ..........................   $4,212,756    $6,257,956    $2,634,992   $2,105,087
 Long-term capital gain ...................       14,376     3,636,642             -    3,936,025
                                              ----------    ----------    ----------   ----------
                                              $4,227,132    $9,894,598    $2,634,992   $6,041,112
                                              ==========    ==========    ==========   ==========

As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                                Intermediate
                                                Fixed Income      Fixed Income
                                                    Fund              Fund
                                                ------------   -----------------
Undistributed ordinary income ..............    $  2,213,226      $  1,305,023
Undistributed long-term gain (Capital loss
  carryforward).............................       3,086,898            19,382
Unrealized appreciation ....................       5,294,244         2,177,518
                                                ------------      ------------
                                                $ 10,594,368      $  3,501,923
                                                ============      ============

                                                  Balanced     Equity Investment
                                                    Fund              Fund
                                                ------------   -----------------
Undistributed ordinary income ..............    $     96,898      $     29,408
Undistributed long-term gain (Capital loss
  carryforward).............................      (2,187,735)       (4,092,033)
Post October loss ..........................     (12,266,678)      (40,511,240)
Unrealized depreciation ....................      (3,252,683)      (15,213,721)
                                                ------------      ------------
                                                $(17,610,198)     $(59,787,586)
                                                ============      ============

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to wash sales.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends, in each calendar year, at least 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of June 30, 2003, the Funds realized capital losses during the period from November 1, 2002 through June 30, 2003 as shown below which are treated for federal income tax purposes as arising in the tax year ending June 30, 2004.

Balanced Fund ..................................................   $12,266,678
Equity Investment Fund .........................................    40,511,240

On June 30, 2003, the following Fund had reclassifications between capital paid-in, and accumulated net realized loss on investments as a result of paydown gain, in kind gain and other reclassifications.

                                             Increase (Decrease)
                                               in Accumulated
                                                Net Realized       Decrease in
                                                   Loss on           Capital
                                                 Investments         Paid-in
                                             -------------------   -----------
Balanced Fund ...........................        $1,499,971        $(1,499,971)


Net assets of the Funds were unaffected by the reclassifications discussed.

                                                                  June 30, 2003

Note (C) Capital Share Transactions (in 000's): Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Transactions in shares of beneficial interest were as follows:

                              PRINCIPAL PRESERVATION FUND                     INTERMEDIATE FIXED INCOME FUND
                             -----------------------------     --------------------------------------------------------------
                                     Class McMorgan                   Class McMorgan                      Class Z
                             -----------------------------    -----------------------------     -----------------------------
                              Year Ended       Year Ended      Year Ended       Year Ended       Year Ended     Period Ended
                             June 30, 2003   June 30, 2002    June 30, 2003   June 30, 2002    June 30, 2003    June 30, 2002
                             -------------   -------------    -------------   -------------    -------------    -------------
Shares sold..............       309,330          244,027          4,757            2,713           1,009              464
Shares issued in
  reinvestment of
  dividends and
  distributions..........         2,151            3,025            755            1,150              15                6
                               --------         --------         ------           ------           -----             ----
                                311,481          247,052          5,512            3,863           1,024              470
Shares redeemed..........      (292,455)        (216,331)        (3,658)          (7,989)           (877)            (280)
                               --------         --------         ------           ------           -----             ----
Net increase (decrease)..        19,026           30,721          1,854           (4,126)            147              190
                               ========         ========         ======           ======           =====             ====

                                                                                           FIXED INCOME FUND
                                                                     --------------------------------------------------------------
                                                                            Class McMorgan                       Class Z
                                                                     -----------------------------    -----------------------------
                                                                      Year Ended       Year Ended      Year Ended       Year Ended
                                                                    June 30, 2003    June 30, 2002    June 30, 2003   June 30, 2002
                                                                    -------------    -------------    -------------   -------------
Shares sold .....................................................       1,095              493            1,552             340
Shares issued in reinvestment of dividends
  and distributions..............................................         143              139               32              12
                                                                        -----             ----            -----            ----
                                                                        1,238              632            1,584             352
Shares redeemed .................................................        (541)            (595)            (535)           (223)
                                                                        -----             ----            -----            ----
Net increase ....................................................         697               37            1,049             129
                                                                        =====             ====            =====            ====

                                                                                             BALANCED FUND
                                                                     --------------------------------------------------------------
                                                                            Class McMorgan                       Class Z
                                                                     -----------------------------    -----------------------------
                                                                      Year Ended       Year Ended      Year Ended       Year Ended
                                                                    June 30, 2003    June 30, 2002    June 30, 2003   June 30, 2002
                                                                    -------------    -------------    -------------   -------------
Shares sold .....................................................        1,058            1,409            383              156
Shares issued in reinvestment of dividends
  and distributions..............................................          255              528             14               25
                                                                        ------           ------           ----             ----
                                                                         1,313            1,937            397              181
Shares redeemed .................................................       (3,627)          (1,208)          (394)            (153)
                                                                        ------           ------           ----             ----
Net increase (decrease) .........................................       (2,314)             729              3               28
                                                                        ======           ======           ====             ====

                                                                                         EQUITY INVESTMENT FUND
                                                                     --------------------------------------------------------------
                                                                            Class McMorgan                       Class Z
                                                                     -----------------------------    -----------------------------
                                                                      Year Ended       Year Ended      Year Ended       Year Ended
                                                                    June 30, 2003    June 30, 2002    June 30, 2003   June 30, 2002
                                                                    -------------    -------------    -------------   -------------
Shares sold .....................................................        1,570            2,874            284              372
Shares issued in reinvestment of dividends
  and distributions..............................................          143              248              7               17
                                                                        ------           ------           ----             ----
                                                                         1,713            3,122            291              389
Shares redeemed .................................................       (1,935)          (2,090)          (391)            (200)
                                                                        ------           ------           ----             ----
Net increase (decrease) .........................................         (222)           1,032           (100)             189
                                                                        ======           ======           ====             ====

Note (D) Investment Transactions: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the year ended June 30, 2003 were:

                                                     Aggregate     Proceeds from
                                                     Purchases
                                                     ---------         Sales
                                                                   -------------
Intermediate Fixed Income Fund .................    $363,147,535    $345,077,225
Fixed Income Fund ..............................      82,421,555      62,989,786
Balanced Fund ..................................      79,352,793     113,907,991
Equity Investment Fund .........................      58,408,785      68,344,641

Note (E) Advisory, Administration and Distribution Services Agreements: Under its investment advisory agreements with each of the Funds, the Advisor provides investment advisory services to the Funds. The Funds will pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund:
0.25% for the Principal Preservation Fund; 0.35% for the Intermediate Fixed Income Fund; 0.35% for the Fixed Income Fund; 0.45% for the Balanced Fund; and 0.50% for the Equity Investment Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to absorb for the McMorgan Funds Class of Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund, operating expenses which cause total expenses to exceed 0.30%, 0.50%, 0.50%, 0.60% and 0.75%, respectively. While the Advisor has not undertaken to limit the total annual operating expenses of the Class Z shares, the Advisory fee waiver would also apply to these shares. For the period July 1, 2002 through June 30, 2003, the net amount of expenses the Advisor absorbed, subject to repayment, totaled $627,849: $219,211 for the Principal Preservation Fund; $116,789 for the Intermediate Fixed Income Fund; $146,036 for the Fixed Income Fund; and $145,813 for the Balanced Fund.

The investment advisory agreements provide that any reductions or expense reimbursements made by the Advisor in its fees are subject to reimbursement by the Funds within the following three years of such reduction or reimbursement provided that the Funds are able to effect such reimbursement and remain in compliance with applicable expense limitations.

Since July 1, 2000 through June 30, 2003, the Advisor has reduced its management fee and otherwise absorbed Fund expenses for each Fund in the following amounts: Principal Preservation Fund $637,272; Intermediate Fixed Income Fund $187,589; Fixed Income Fund $357,580; Balanced Fund $363,941; and Equity Investment Fund $1,339.

The Trust has adopted a Distribution Plan (the "Plan") on behalf of the Class Z Shares of the Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that the applicable Fund will reimburse NYLIFE Distributors Inc., an affiliate of the Advisor, who serves as distributor to the Funds pursuant to an Underwriting Agreement, or a third party administrator for actual distributions and shareholder servicing expenses incurred, on an annual basis of 0.25% of each Fund's Class Z Shares average daily net assets.

Note (F) Transfer Agent: NYLIM Service Company LLC, an affiliate of the Advisor, serves as the Funds transfer agent. NYLIM Service Company LLC has entered into an agreement with Boston Financial Data Services ("BFDS"), by which BFDS will perform certain of the services for which NYLIM Service Company LLC is responsible. Transfer agent expenses accrued for the year ended June 30, 2003 for each Fund were as follows: Principal Preservation Fund $43,643; Intermediate Fixed Income Fund $53,251; Fixed Income Fund $50,639; Balanced Fund $58,700; and Equity Investment Fund $63,704.

Note (G) Administrator: New York Life Investment Management LLC, an affiliate of the Advisor, serves as administrator for the Funds. For providing administrative services to the Funds, New York Life Investment Management LLC receives from each Fund a basic fee, computed daily and paid monthly. Administration fees accrued for the year ended June 30,

                                                                  June 30, 2003

2003 for each Fund were as follows: Principal Preservation Fund $86,675; Intermediate Fixed Income Fund $99,617; Fixed Income Fund $34,143; Balanced Fund $84,813; and Equity Investment Fund $109,739.

Note (H) Trustees Fees: Trustees, other than those affiliated with the Advisor or NYLIM, are paid an annual retainer of $16,000 and $1,000 for each Board of Trustees meeting attended plus reimbursement for travel and out-of-pocket expenses. The Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-788-9485.

Note (I) Capital Loss Carryforward: As of June 30, 2003, the Funds had available for federal tax purposes unused capital loss carryforwards as follows:

                                                                 Expires in 2011
                                                                 ---------------
Balanced Fund ................................................      $2,187,735
Equity Investment Fund .......................................       4,092,033

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Trustees of
McMorgan Funds
San Francisco, California

We have audited the accompanying statements of assets and liabilities of McMorgan Principal Preservation Fund, McMorgan Intermediate Fixed Income Fund, McMorgan Fixed Income Fund, McMorgan Balanced Fund and McMorgan Equity Investment Fund, each a series of shares of beneficial interest of McMorgan Funds, including the portfolios of investments, as of June 30, 2003 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years or periods in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of McMorgan Principal Preservation Fund, McMorgan Intermediate Fixed Income Fund, McMorgan Fixed Income Fund, McMorgan Balanced Fund and McMorgan Equity Investment Fund as of June 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years or periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                             TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
July 18, 2003

McMorgan Funds -- Trustees And Officers (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                                                             Portfolios in
                                                                                             Fund
                                               Term of Office        Principal               Complex           Other
Name, Address                Position(s)       and Length of         Occupation(s)           Overseen          Directorships
and Age                      Held with Fund    Time Served1          During Past 5 years     by Trustee        Held by Trustee
--------------------------------------------------------------------------------------------------------------------------------
Terry O'Toole*               Chairman,         Since inception       President & CEO,             5                N/A
McMorgan & Company LLC       President &                             McMorgan &
One Bush Street              Chief                                   Company LLC
San Francisco, CA 94104      Executive
55                           Officer
-----------------------------------------------------------------------------------------------------------------------------
Kenneth I. Rosenblum         Trustee           Since inception       Independent                  5                N/A
1299 Ocean Avenue                                                    Consultant
Suite 333
Santa Monica, CA 90401
62
-----------------------------------------------------------------------------------------------------------------------------
Walter B. Rose               Trustee           Since inception       President, Venture           5                N/A
Venture Consulting Corp.                                             Consulting Corp.
333 South Grand Avenue                                               (1998 - Present);
Suite 4250                                                           prior thereto,
Los Angeles, CA 90071                                                President, McBain,
58                                                                   Rose Partners
-----------------------------------------------------------------------------------------------------------------------------
S. D. Sicotte                Trustee           Since 12/96           Retired; prior thereto,      5                N/A
2047 Byron Street                                                    Chairman & CEO,
Palo Alto, CA 94301                                                  Hemming Morse, Inc.
71
-----------------------------------------------------------------------------------------------------------------------------
Deane A. Nelson, CFA*        Vice President    Since inception       Vice President,              5                N/A
McMorgan & Company LLC       & Secretary                             McMorgan &
One Bush Street                                                      Company LLC
San Francisco, CA 94104
56
-----------------------------------------------------------------------------------------------------------------------------
Robert M. Hirsch*            Compliance        Since inception       General Counsel,             5                N/A
McMorgan & Company LLC       Officer                                 McMorgan &
One Bush Street                                                      Company LLC
San Francisco, CA 94104
49
-----------------------------------------------------------------------------------------------------------------------------
Patrick J. Farrell           Chief             Since 12/02           Chief Financial              5                N/A
New York Life Investment     Financial                               Officer and
Management LLC               Officer &                               Treasurer of
169 Lackawanna Avenue        Assistant                               MainStay Funds,
Parsippany, NJ 07054         Treasurer                               MainStay VP Funds
43                                                                   and Eclipse Funds
-----------------------------------------------------------------------------------------------------------------------------
Mark R. Taylor*              Treasurer         Since 10/01           Vice President,              5                N/A
McMorgan & Company LLC                                               McMorgan & Company
One Bush Street                                                      LLC; former Trustee
San Francisco, CA 94104                                              of McMorgan Funds
43
-----------------------------------------------------------------------------------------------------------------------------

---------------
1 Each Trustee and Officer serves for an indefinite term, until his resignation, death or removal.
* An "interested person" as defined in the 1940 Act.

McMorgan Funds -- Proxy Voting Guidelines
--------------------------------------------------------------------------------

McMorgan & Company LLC, the investment advisor of McMorgan Funds ("Funds"), votes all proxies in the Funds. A description of the policies and procedures that McMorgan & Company LLC uses to determine how to vote proxies and how McMorgan & Company LLC voted proxies during the most recent 12-month period ended June 30 is available (without charge), on the McMorgan Funds website (www.McMorganFunds.com).

Board of Trustees
Terry A. O'Toole
Walter B. Rose
Kenneth I. Rosenblum
S.D. Sicotte

Officers
Terry A. O'Toole, CEO and President
Patrick J. Farrell, CFO
Deane A. Nelson, Vice President and Secretary
Mark R. Taylor, Treasurer

Investment Advisor
McMorgan & Company LLC
One Bush Street, Suite 800
San Francisco, CA 94104

Custodian
The Bank of New York
48 Wall Street
New York, NY  10286

Underwriter
NYLIFE Distributors Inc.
169 Lackawanna Avenue
Parsippany, NJ  07054

Legal Counsel
Stradley Ronon Stevens & Young, LLP
1220 19th Street, NW, Suite 600
Washington, DC 20036

Transfer Agent
NYLIM Service Company LLC
169 Lackawanna Avenue
Parsippany, NJ 07054

Auditors
Tait, Weller & Baker
1818 Market Street, Suite 2400
Philadelphia, PA  19103

For Additional Information about McMorgan Funds call:
(800) 831-1994  (7AM to 5PM PST)

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.

                                                    [GRAPHIC OMITTED: UNION BUG]

Item 2.  Code of Ethics.

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.

         Not applicable

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

(a) Not applicable.

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b)(2) Certifications of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 202.

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MCMORGAN FUNDS.

By:      /s/ Terry A. O'Toole
         ----------------------
         Terry A. O'Toole
         CHAIRMAN OF THE BOARD
         PRESIDENT

Date:    August 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Terry A. O'Toole
         ----------------------
         Terry A. O'Toole
         CHAIRMAN OF THE BOARD
         PRESIDENT

Date:    August 29, 2003

By:      /s/ Patrick J. Farrell
         ----------------------
         PATRICK J. FARRELL
         ASSISTANT TREASURER
         CHIEF FINANCIAL OFFICER

Date:    August 29, 2003


                                  EXHIBIT INDEX

                  (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

                  (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.